N-2 - USD ($)				3 Months Ended
	Mar. 10, 2025	Dec. 19, 2024	Dec. 17, 2024	Dec. 17, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cover [Abstract]
Entity Central Index Key	0001737924
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	NUVEEN CHURCHILL DIRECT LENDING CORP.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	1.50%	(1)
Offering expenses borne by us (as a percentage of offering price)	0.29%	(2)
Dividend reinvestment plan expenses (per sales transaction fee)	—%	(3)
Total stockholder transaction expenses (as a percentage of offering price)	1.79%
Annual expenses (as a percentage of net assets attributable to common stock)
Management fee	2.02%	(4)
Incentive fees	1.72%	(5)
Interest payments on borrowed funds	8.64%	(6)
Other expenses	0.67%	(7)
Total annual expenses	13.05%
__________________
(1)The sales load (underwriting discount and commission) with respect to the common stock sold in this offering is the only sales load paid in connection with this offering. Represents the maximum sales agents’ commission with respect to the common stock sold by us in this offering.
(2)The percentage reflects estimated offering expenses of approximately $0.6 million for the estimated duration of this offering and assumes we sell all $200.0 million of common stock available under the equity distribution agreements pursuant to this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of our common shares pursuant to this prospectus supplement and the accompanying prospectus.
(3)The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to shareholders who participate in the dividend reinvestment plan. For additional information, see “Dividend Reinvestment Plan” in the accompanying prospectus.
(4)The management fee is 0.75% of our average total assets, excluding cash and cash equivalents and including assets financed using leverage (“Average Total Assets”) for the first five quarters beginning with the calendar quarter in which the IPO was consummated (i.e., beginning with the calendar quarter ending March 31, 2024 through the calendar quarter ending March 31, 2025), and thereafter, the management fee will step up to 1.00% of Average Total Assets. The management fee reflected in the table above is based on the terms of the Advisory Agreement, and is calculated by determining the ratio that the management fee of 1.00% bears to our net assets attributable to common stock (rather than our total assets). For avoidance of doubt, the above table reflects the management fee of 1.00% that will be effective as of March 31, 2025 and does not give effect for the reduced management fee of 0.75% in effect as of December 31, 2024. The management fee referenced in the table above is based on each quarter’s Average Total Assets during the year ended December 31, 2024. The estimate of our management fee referenced in the table assumes that our Average Total Assets are 2.03x our average net assets, calculated by utilizing (a) the average of the most recent four quarter total assets over (b) the average of the most recent four quarter net assets.
(5)Under the Advisory Agreement, the Adviser waived both the incentive fee on income and incentive fee on capital gains for the first five quarters beginning in which the IPO was consummated (i.e., beginning with the calendar quarter ending March 31, 2024 through the calendar quarter ending March 31, 2025) (the "Incentive Fee Waiver"). Following the expiration of the Incentive Fee Waiver, an incentive fee will be payable to the Adviser, consisting of two parts that are independent of each other, with the result that one component may be payable even if the other is not. A portion of the incentive fee will be based on income and a portion will be based on our capital gains. The fee waiver is not considered in the above table, which is based on actual pre-incentive net investment income and capital gains incurred during the year ended December 31, 2024. The pre-incentive net investment income reflected in the above table assumes a management fee of 1.00% of Average Total Assets as described in footnote (4).
(6)As of December 31, 2024, we had in place one special purpose vehicle asset credit facility (the “Wells Fargo Financing Facility”), a revolving credit facility (the “Revolving Credit Facility”), and three term debt securitizations (the “2022 Debt Securitization,” the “2023 Debt Securitization,” and the “2024 Debt Securitization”). Interest payments on borrowed funds referenced in the table above (a) represent our estimated annual interest payments (inclusive of unused fees and financing costs) based on our actual interest expense (inclusive of unused fees and financing costs) under the Wells Fargo Financing Facility, the Revolving Credit Facility, the notes offered in the 2022 Debt Securitization, the notes offered in the 2023 Debt Securitization, and the notes offered in the 2024 Debt Securitization, and (b) give effect to the termination of the Wells Fargo Financing Facility and the issuance of the 6.650% Notes due March 15, 2030 subsequent to fiscal year ended December 31, 2024. The assumed weighted average interest rate on our total debt outstanding was 7.61% (inclusive of unused fees) for the year ended December 31, 2024. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
(7)Other expenses referenced in the table above represent our estimated annual other expenses based on actual amounts incurred by us during the fiscal year ended December 31, 2024. Other expenses include, but are not limited to, overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Administrator.

Shareholder transaction expenses (as a percentage of offering price):
Sales load paid	—	(1)
Offering expenses borne by us	—	(2)
Dividend reinvestment plan expenses	—	(3)
Total shareholder transaction expenses	—%
Annual expenses (as a percentage of net assets attributable to common stock)
Management fee	1.93%	(4)
Incentive fees	1.75%	(5)
Interest payments on borrowed funds	7.92%	(6)
Other expenses	0.69%	(7)
Total annual expenses	12.29%
__________________
(1)In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load.
(2)The prospectus supplement corresponding to each offering will disclose the applicable estimated amount of offering expenses of the offering and the offering expenses borne by us as a percentage of the offering price.
(3)The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to shareholders who participate in the plan. For additional information, see “Dividend Reinvestment Plan” in this prospectus.
(4)The management fee is 0.75% of our Average Total Assets for the first five quarters beginning with the calendar quarter in which the IPO was consummated (i.e., beginning with the calendar quarter ending March 31, 2024 through the calendar quarter ending March 31, 2025), and thereafter, the management fee will step up to 1.00% of Average Total Assets. The management fee reflected in the table above is based on the terms of the Advisory Agreement, and is calculated by determining the ratio that the management fee of 1.00% bears to our net assets attributable to common stock (rather than our total assets). The management fee referenced in the table above is annualized and is based on each quarter’s Average Total Assets for the nine months ended September 30, 2024. The estimate of our management fee referenced in the table assumes that our Average Total Assets are 2.04x our average net assets, calculated utilizing the average of the most recent four quarters Total Assets over the average of the most recent four quarters net assets. The current effective management fee based on the Advisory Agreement, inclusive of the fee waiver for the first five quarters beginning with the calendar quarter in which the IPO was consummated, is not considered in the above table.
(5)Under the Advisory Agreement, the Adviser will waive both the incentive fee on income and incentive fee on capital gains for the first five quarters beginning in which the IPO was consummated. After the completion of the first five quarters beginning with the calendar quarter in which the IPO was consummated, an incentive fee will be payable to the Adviser, consisting of two parts that are independent of each other, with the result that one component may be payable even if the other is not. A portion of the incentive fee will be based on income and a portion will be based on our capital gains. The fee waiver is not considered in the above table, which is based on actual pre-incentive net investment income and capital gains incurred during the nine months ended September 30, 2024, annualized for a full year.
(6)As of September 30, 2024, we had in place two special purpose vehicle asset credit facilities (the “Wells Fargo Financing Facility” and the “SMBC Financing Facility”), a revolving credit facility (the “Revolving Credit Facility”), and three term debt securitizations (the “2022 Debt Securitization,” “2023 Debt Securitization,” and the “2024 Debt Securitization”). Interest payments on borrowed funds referenced in the table above represent our estimated annual interest payments (inclusive of unused fees and financing costs) based on our annualized actual interest expense (inclusive of unused fees and financing costs) under the Wells Fargo Financing Facility, the SMBC Financing Facility, the Revolving Credit Facility, the notes offered in the 2022 Debt Securitization, the notes offered in the 2023 Debt Securitization, and the notes offered in the 2024 Debt Securitization. The assumed weighted average interest rate on our total debt outstanding was 7.70% (inclusive of unused fees) for the nine months ended September 30, 2024. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act. See “Item 1 — Financial Statements — Note 6. Secured Borrowings” in our most recent Quarterly Report on Form 10-Q.
(7)Other expenses referenced in the table above represent our estimated annual other expenses based on actual amounts incurred by us during the nine months ended September 30, 2024. Other expenses include, but are not limited to, overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Administrator. See “Item 1 — Financial Statements— Note 5. Related Party Transactions” in our most recent Quarterly Report on Form 10-Q.

Sales Load [Percent]	1.50%	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.29%	0.00%
Other Transaction Expense 2 [Percent]	0.00%	0.00%
Annual Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	1.50%	(1)
Offering expenses borne by us (as a percentage of offering price)	0.29%	(2)
Dividend reinvestment plan expenses (per sales transaction fee)	—%	(3)
Total stockholder transaction expenses (as a percentage of offering price)	1.79%
Annual expenses (as a percentage of net assets attributable to common stock)
Management fee	2.02%	(4)
Incentive fees	1.72%	(5)
Interest payments on borrowed funds	8.64%	(6)
Other expenses	0.67%	(7)
Total annual expenses	13.05%
__________________
(1)The sales load (underwriting discount and commission) with respect to the common stock sold in this offering is the only sales load paid in connection with this offering. Represents the maximum sales agents’ commission with respect to the common stock sold by us in this offering.
(2)The percentage reflects estimated offering expenses of approximately $0.6 million for the estimated duration of this offering and assumes we sell all $200.0 million of common stock available under the equity distribution agreements pursuant to this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of our common shares pursuant to this prospectus supplement and the accompanying prospectus.
(3)The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to shareholders who participate in the dividend reinvestment plan. For additional information, see “Dividend Reinvestment Plan” in the accompanying prospectus.
(4)The management fee is 0.75% of our average total assets, excluding cash and cash equivalents and including assets financed using leverage (“Average Total Assets”) for the first five quarters beginning with the calendar quarter in which the IPO was consummated (i.e., beginning with the calendar quarter ending March 31, 2024 through the calendar quarter ending March 31, 2025), and thereafter, the management fee will step up to 1.00% of Average Total Assets. The management fee reflected in the table above is based on the terms of the Advisory Agreement, and is calculated by determining the ratio that the management fee of 1.00% bears to our net assets attributable to common stock (rather than our total assets). For avoidance of doubt, the above table reflects the management fee of 1.00% that will be effective as of March 31, 2025 and does not give effect for the reduced management fee of 0.75% in effect as of December 31, 2024. The management fee referenced in the table above is based on each quarter’s Average Total Assets during the year ended December 31, 2024. The estimate of our management fee referenced in the table assumes that our Average Total Assets are 2.03x our average net assets, calculated by utilizing (a) the average of the most recent four quarter total assets over (b) the average of the most recent four quarter net assets.
(5)Under the Advisory Agreement, the Adviser waived both the incentive fee on income and incentive fee on capital gains for the first five quarters beginning in which the IPO was consummated (i.e., beginning with the calendar quarter ending March 31, 2024 through the calendar quarter ending March 31, 2025) (the "Incentive Fee Waiver"). Following the expiration of the Incentive Fee Waiver, an incentive fee will be payable to the Adviser, consisting of two parts that are independent of each other, with the result that one component may be payable even if the other is not. A portion of the incentive fee will be based on income and a portion will be based on our capital gains. The fee waiver is not considered in the above table, which is based on actual pre-incentive net investment income and capital gains incurred during the year ended December 31, 2024. The pre-incentive net investment income reflected in the above table assumes a management fee of 1.00% of Average Total Assets as described in footnote (4).
(6)As of December 31, 2024, we had in place one special purpose vehicle asset credit facility (the “Wells Fargo Financing Facility”), a revolving credit facility (the “Revolving Credit Facility”), and three term debt securitizations (the “2022 Debt Securitization,” the “2023 Debt Securitization,” and the “2024 Debt Securitization”). Interest payments on borrowed funds referenced in the table above (a) represent our estimated annual interest payments (inclusive of unused fees and financing costs) based on our actual interest expense (inclusive of unused fees and financing costs) under the Wells Fargo Financing Facility, the Revolving Credit Facility, the notes offered in the 2022 Debt Securitization, the notes offered in the 2023 Debt Securitization, and the notes offered in the 2024 Debt Securitization, and (b) give effect to the termination of the Wells Fargo Financing Facility and the issuance of the 6.650% Notes due March 15, 2030 subsequent to fiscal year ended December 31, 2024. The assumed weighted average interest rate on our total debt outstanding was 7.61% (inclusive of unused fees) for the year ended December 31, 2024. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act.
(7)Other expenses referenced in the table above represent our estimated annual other expenses based on actual amounts incurred by us during the fiscal year ended December 31, 2024. Other expenses include, but are not limited to, overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Administrator.

Shareholder transaction expenses (as a percentage of offering price):
Sales load paid	—	(1)
Offering expenses borne by us	—	(2)
Dividend reinvestment plan expenses	—	(3)
Total shareholder transaction expenses	—%
Annual expenses (as a percentage of net assets attributable to common stock)
Management fee	1.93%	(4)
Incentive fees	1.75%	(5)
Interest payments on borrowed funds	7.92%	(6)
Other expenses	0.69%	(7)
Total annual expenses	12.29%
__________________
(1)In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load.
(2)The prospectus supplement corresponding to each offering will disclose the applicable estimated amount of offering expenses of the offering and the offering expenses borne by us as a percentage of the offering price.
(3)The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to shareholders who participate in the plan. For additional information, see “Dividend Reinvestment Plan” in this prospectus.
(4)The management fee is 0.75% of our Average Total Assets for the first five quarters beginning with the calendar quarter in which the IPO was consummated (i.e., beginning with the calendar quarter ending March 31, 2024 through the calendar quarter ending March 31, 2025), and thereafter, the management fee will step up to 1.00% of Average Total Assets. The management fee reflected in the table above is based on the terms of the Advisory Agreement, and is calculated by determining the ratio that the management fee of 1.00% bears to our net assets attributable to common stock (rather than our total assets). The management fee referenced in the table above is annualized and is based on each quarter’s Average Total Assets for the nine months ended September 30, 2024. The estimate of our management fee referenced in the table assumes that our Average Total Assets are 2.04x our average net assets, calculated utilizing the average of the most recent four quarters Total Assets over the average of the most recent four quarters net assets. The current effective management fee based on the Advisory Agreement, inclusive of the fee waiver for the first five quarters beginning with the calendar quarter in which the IPO was consummated, is not considered in the above table.
(5)Under the Advisory Agreement, the Adviser will waive both the incentive fee on income and incentive fee on capital gains for the first five quarters beginning in which the IPO was consummated. After the completion of the first five quarters beginning with the calendar quarter in which the IPO was consummated, an incentive fee will be payable to the Adviser, consisting of two parts that are independent of each other, with the result that one component may be payable even if the other is not. A portion of the incentive fee will be based on income and a portion will be based on our capital gains. The fee waiver is not considered in the above table, which is based on actual pre-incentive net investment income and capital gains incurred during the nine months ended September 30, 2024, annualized for a full year.
(6)As of September 30, 2024, we had in place two special purpose vehicle asset credit facilities (the “Wells Fargo Financing Facility” and the “SMBC Financing Facility”), a revolving credit facility (the “Revolving Credit Facility”), and three term debt securitizations (the “2022 Debt Securitization,” “2023 Debt Securitization,” and the “2024 Debt Securitization”). Interest payments on borrowed funds referenced in the table above represent our estimated annual interest payments (inclusive of unused fees and financing costs) based on our annualized actual interest expense (inclusive of unused fees and financing costs) under the Wells Fargo Financing Facility, the SMBC Financing Facility, the Revolving Credit Facility, the notes offered in the 2022 Debt Securitization, the notes offered in the 2023 Debt Securitization, and the notes offered in the 2024 Debt Securitization. The assumed weighted average interest rate on our total debt outstanding was 7.70% (inclusive of unused fees) for the nine months ended September 30, 2024. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the 1940 Act. See “Item 1 — Financial Statements — Note 6. Secured Borrowings” in our most recent Quarterly Report on Form 10-Q.
(7)Other expenses referenced in the table above represent our estimated annual other expenses based on actual amounts incurred by us during the nine months ended September 30, 2024. Other expenses include, but are not limited to, overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Administrator. See “Item 1 — Financial Statements— Note 5. Related Party Transactions” in our most recent Quarterly Report on Form 10-Q.

Management Fees [Percent]	2.02%	1.93%
Interest Expenses on Borrowings [Percent]	8.64%	7.92%
Incentive Fees [Percent]	1.72%	1.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.67%	0.69%
Total Annual Expenses [Percent]	13.05%	12.29%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that (1) our borrowings and annual operating expenses would remain at the levels set forth in the table above, (2) the maximum sales agents’ commission of 1.50% and (3) offering expenses totaling 0.29%.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return without realization of any capital gains	$117	$320	$496	$839
The example should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown.
While the example assumes, as required by the applicable rules of the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Advisory Agreement, which, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is not included in the above example. The above illustration assumes that we will not realize any capital gains (computed net of all realized capital losses and unrealized capital depreciation) in any of the indicated time periods. If we achieve sufficient returns on our investments, including through the realization of capital gains, to trigger an incentive fee of a material amount, our expenses and returns to our investors would be higher. For example, if we assumed that we received our 5.0% annual return completely in the form of net realized capital gains on our investments, computed net of all cumulative unrealized depreciation on our investments, the projected dollar amount of total cumulative expenses set forth in the above illustration would be as follows:

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return completely in the form of net realized capital gains	$124	$338	$520	$866
The example assumes (1) the maximum sales agents’ commission of 1.50% and (2) offering expenses totaling 0.29%. In addition, while the examples assume reinvestment of all distributions at NAV, participants in our dividend reinvestment plan will receive a number of shares of our common stock determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the dividend payment date. The market price per share of our common stock may be at, above or below NAV. See “Dividend Reinvestment Plan” in the accompanying prospectus for additional information regarding the dividend reinvestment plan.

Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our borrowings and annual operating expenses would remain at the levels set forth in the table above. In the event that shares to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will restate this example to reflect the applicable sales load and offering expenses. See footnote 6 above for additional information regarding certain assumptions regarding our level of leverage.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return without realization of any capital gains	$105	$297	$467	$809

Expense Example, Year 01	$ 117	$ 105,000
Expense Example, Years 1 to 3	320	297,000
Expense Example, Years 1 to 5	496	467,000
Expense Example, Years 1 to 10	$ 839	$ 809,000
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Actual costs and expenses may be greater than the percentage estimates in the table below. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you”, “NCDL”, or “us” or that “we”, “NCDL”, or the “Company” will pay fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, you will indirectly bear such fees or expenses as an investor in us.
The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Actual costs and expenses may be greater than the percentage estimates in the table below. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “you”, “NCDL”, or “us” or that “we”, “NCDL”, or the “Company” will pay fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, you will indirectly bear such fees or expenses as an investor in us.
Other Transaction Fees, Note [Text Block]	The percentage reflects estimated offering expenses of approximately $0.6 million for the estimated duration of this offering and assumes we sell all $200.0 million of common stock available under the equity distribution agreements pursuant to this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of our common shares pursuant to this prospectus supplement and the accompanying prospectus.
(3)The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to shareholders who participate in the dividend reinvestment plan. For additional information, see “Dividend Reinvestment Plan” in the accompanying prospectus.
The prospectus supplement corresponding to each offering will disclose the applicable estimated amount of offering expenses of the offering and the offering expenses borne by us as a percentage of the offering price.
(3)The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to shareholders who participate in the plan. For additional information, see “Dividend Reinvestment Plan” in this prospectus.

Other Expenses, Note [Text Block]	Other expenses referenced in the table above represent our estimated annual other expenses based on actual amounts incurred by us during the fiscal year ended December 31, 2024. Other expenses include, but are not limited to, overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Administrator.	Other expenses referenced in the table above represent our estimated annual other expenses based on actual amounts incurred by us during the nine months ended September 30, 2024. Other expenses include, but are not limited to, overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Administrator. See “Item 1 — Financial Statements— Note 5. Related Party Transactions” in our most recent Quarterly Report on Form 10-Q.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

(in thousands except for per unit data) Class and Period	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit(3)	Average Market Value Per Unit(4)
Subscription Facility(5)
December 31, 2022	$—	1,744	—	N/A
December 31, 2021	34,000	1,912	—	N/A
December 31, 2020	17,500	1,820	—	N/A
Wells Fargo Financing Facility
September 30, 2024 (unaudited)	$95,000	1,899	—	N/A
December 31, 2023	231,000	1,786	—	N/A
December 31, 2022	111,300	1,744	—	N/A
December 31, 2021	231,600	1,912	—	N/A
December 31, 2020	146,135	1,820	—	N/A
December 31, 2019	118,435	1,552	—	N/A
SMBC Financing Facility
September 30, 2024 (unaudited)	$122,500	1,899	—	N/A
December 31, 2023	37,377	1,786	—	N/A
December 31, 2022	252,147	1,744	—	N/A
December 31, 2021	144,447	1,912	—	N/A
December 31, 2020	28,547	1,820	—	N/A
CLO-I
September 30, 2024 (unaudited)	$342,000	1,899	—	N/A
December 31, 2023	342,000	1,786	—	N/A
December 31, 2022	342,000	1,744	—	N/A
CLO-II
September 30, 2024 (unaudited)	$214,714	1,899	—	N/A
December 31, 2023	215,000	1,786	—	N/A
CLO-III
September 30, 2024 (unaudited)	$215,000	1,899	—	N/A
Revolving Credit Facility
September 30, 2024 (unaudited)	$112,750	1,899	—	N/A
December 31, 2023	126,500	1,786	—	N/A
_______________
(1)Total amount of each class of senior securities outstanding at the end of the period presented.
(2)Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
(3)The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.
(4)Not applicable because the senior securities are not registered for public trading.
(5)The Subscription Facility expired on September 8, 2023.
Senior Securities, Note [Text Block]
Information about our senior securities is shown in the following table as of September 30, 2024 (unaudited) and as of the end of the fiscal years ended December 31, 2023, 2022, 2021, 2020, and 2019. The report of PricewaterhouseCoopers LLP, our independent registered public accounting firm, on the senior securities table as of December 31, 2023 is attached as an exhibit to the registration statement of which this prospectus is a part.

Senior Securities Averaging Method, Note [Text Block]		Not applicable because the senior securities are not registered for public trading.
Senior Securities Headings, Note [Text Block]	Total amount of each class of senior securities outstanding at the end of the period presented.
(2)Asset coverage per unit is the ratio of the carrying value of our total assets, less all liabilities excluding indebtedness represented by senior securities in this table, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness and is calculated on a consolidated basis.
(3)The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates information that the SEC expressly does not require to be disclosed for certain types of senior securities.
(4)Not applicable because the senior securities are not registered for public trading.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Our investment objective is to generate attractive risk-adjusted returns through current income by investing primarily in senior secured loans to private equity-owned U.S. middle market companies, which we define as companies with $10 million to $250 million of EBITDA. We primarily focus on investments in U.S. middle market companies with $10 million to $100 million of EBITDA, which we consider the core middle market. The Company focuses on Senior Loans, and will also opportunistically invest in Junior Capital Invest
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our common stock involves a number of significant risks. Before deciding whether to invest in our common stock, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K , as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus, in their entirety, together with other information in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference herein and therein. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our NAV, the trading price of our common stock and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Statement Regarding Forward-Looking Statements” in this prospectus supplement.
Risk Factors
Our business is subject to numerous risks, as described in the section titled “Risk Factors” in the applicable prospectus supplement and in any free writing prospectuses we have authorized for use in connection with a specific offering, and under similar headings in the documents that are incorporated by reference in this prospectus, including the section titled “Risk Factors” included in our most recent Annual Report on Form 10-K, in our most recent Quarterly Report on Form 10-Q, as well as in any of our subsequent SEC filings. Risks involved in an investment in us include:
We are subject to risks related to our business and structure.
•We depend upon the senior management of Churchill for our success, and upon its access to the investment professionals of Nuveen and its affiliates.
•There may be conflicts related to obligations that senior investment professionals of Churchill and members of its investment committee have to other clients. There may be conflicts related to the investment and related activities of TIAA, Nuveen and Churchill.
•The recommendations given to us by Churchill may differ from those rendered to its other clients.
•Our management and incentive fee structure may create incentives for Churchill and certain of its investment professionals that are not fully aligned with the interests of our shareholders.
•Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
•We will be subject to U.S. federal income tax at corporate rates if we are unable to qualify or maintain qualification as a RIC under Subchapter M of the Code.
•Regulations governing our operation as a BDC affect our ability to and the way in which we raise additional capital.
•We are exposed to risks associated with changes in interest rates.
•Many of our portfolio investments will be recorded at fair value as determined in good faith by the Adviser, and, as a result, there may be uncertainty as to the value of our portfolio investments.
•We may experience fluctuations in our quarterly operating results.
•Global economic, political and market conditions may adversely affect our business or cause us to alter our business strategy.
•We are currently operating in a period of significant market disruption and economic uncertainty, which may have a negative impact on our business, financial condition and operations.
•New or modified laws or regulations governing our operations could adversely affect our business.
•The failure of cybersecurity protection systems, as well as the occurrence of events unanticipated in our disaster recovery systems and management continuity planning, could impair our ability to conduct business effectively.
We are subject to risks related to our operations.
•Economic recessions or downturns could impair our portfolio companies and harm our operating results.
•We intend to invest in middle market, privately owned companies, which may present a greater risk of loss than loans to larger companies.
•We may be subject to risks associated with our investments in Senior Loans, unitranche secured loans and securities, junior debt securities, “covenant-lite” loans and equity-related securities.
•The lack of liquidity in our investments may adversely affect our business.
•Defaults by our portfolio companies will harm our operating results.
We are subject to risks related to an investment in our shares.
•Purchases of our shares of common stock by us under the Company’s share repurchase program may result in the price of our shares of common stock being higher than the price might otherwise exist in the open market and may result in dilution in our NAV per share.
•Sales of substantial amounts of our common stock in the public market may have an adverse effect on the market price of our common stock.
RISK FACTORS
Investing in our securities involves a high degree of risk. In addition to the other information contained in this prospectus and any accompanying prospectus supplement, you should consider carefully the following information before making an investment in our securities. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the section titled “Item 1A. Risk Factors” in our most recent Annual Report on Form 10-K, the section titled “Item 1A. Risk Factors” in our most recent Quarterly Report on Form 10-Q, and any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus, together with other information in this prospectus, the documents incorporated by reference in this prospectus or any prospectus supplement, and any free writing prospectus that we may authorize for use in connection with this offering. The risks and uncertainties described in these documents could materially adversely affect our business, financial condition, and results of operations. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our NAV and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Cautionary Statement Regarding Forward-Looking Statements.”

Share Price [Table Text Block]

	NAV	Closing Sales Price(3)		Premium (Discount) of High Closing Sales to	Premium (Discount) of Low Closing Sales to
Fiscal Year Ending	Per Share(2)	High	Low	NAV(4)	NAV(4)
December 31, 2024
Fourth Quarter(1)	$ *	$17.63	$16.82	*	*
Third Quarter	$18.15	$17.92	$16.45	(1.27)%	(9.37)%
Second Quarter	$18.03	$17.98	$17.02	(0.28)%	(5.60)%
First Quarter	$18.21	$18.06	$16.11	(0.82)%	(11.53)%
__________________
(1)Period from October 1, 2024 through December 17, 2024.
(2)NAV is determined as of the last date in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding shares at the end of each period.
(3)Closing sales price is determined as the high or low closing sales price noted within the respective quarter, not adjusted for distributions.
(4)Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
*Not determinable at the time of filing.
Lowest Price or Bid				$ 16.82	$ 16.45	$ 17.02	$ 16.11
Highest Price or Bid				17.63	$ 17.92	$ 17.98	$ 18.06
Highest Price or Bid, Premium (Discount) to NAV [Percent]					(1.27%)	(0.28%)	(0.82%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					(9.37%)	(5.60%)	(11.53%)
Share Price			$ 17.06	$ 17.06
NAV Per Share					$ 18.15	$ 18.03	$ 18.21
Latest Premium (Discount) to NAV [Percent]			6.32%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STOCK
The following is a brief description of the securities of the Company registered pursuant to Section 12 of the Exchange Act. As of the date hereof, our common stock is the only class of our securities registered under Section 12 of the Exchange Act. This description of the terms of our common stock does not purport to be complete and is subject to and qualified in its entirety by reference to the applicable provisions of Maryland General Corporation Law (the “MGCL”), and the full text of our charter and bylaws.
General
The authorized stock of the Company consists of 500,000,000 shares of stock, par value $0.01 per share (the “Shares”), all of which are initially designated as common stock. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under the MGCL, our shareholders generally are not personally liable for our debts or obligations.
Under our Articles of Amendment and Restatement (as amended or supplemented from time to time, the “Charter”), our Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock without obtaining shareholder approval. As permitted by the MGCL, our Charter provides that the Board,     without any action by our shareholders, may amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.
The following are our outstanding classes of securities as of December 17, 2024:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Us or for Our Account	(4) Amount Outstanding Exclusive of Amount Under Column 3
Common Stock	500,000,000	—	53,809,552
Common Stock
All Shares have equal rights as to earnings, assets, voting, and dividends and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to our shareholders if, as and when authorized by our Board and declared by us out of assets legally available therefor. Our Shares have no preemptive, conversion or redemption rights and may not be transferred without the consent of the Adviser, and may not be transferred if restricted by federal and state securities laws or otherwise by contract. In the event of our liquidation, dissolution or winding up, each Share would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each Share is entitled to one vote on all matters submitted to a vote of shareholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our Shares will possess exclusive voting power.
Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses
Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our Charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.
Our Charter authorizes us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as our director or officer and at our request, serves or has served another corporation, real estate investment trust, limited liability company, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner, trustee, member or manager from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. Our Charter obligates us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as our director or officer and at our request, serves or has served another corporation, real estate investment trust, limited liability company, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner, trustee, member or manager and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. Our Charter also permits us to indemnify and advance expenses to any person who served a predecessor of us in any of the capacities described above and any of our employees or agents or any employees or agents of our predecessor. In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Maryland law requires a corporation (unless its charter provides otherwise, which our Charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good-faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.
Certain Provisions of the Maryland General Corporation Law and Our Charter and Bylaws
The MGCL and our Charter and Bylaws contain provisions that could make it more difficult for a potential acquirer to acquire us by means of a tender offer, proxy contest or otherwise, the material ones of which are discussed below. These provisions are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of us to negotiate first with our Board. We expect the benefits of these provisions to outweigh the potential disadvantages of discouraging any such acquisition proposals because, among other things, the negotiation of such proposals may improve their terms.
Classified Board of Directors
Our Board is divided into three classes of directors serving staggered terms currently expiring in 2025, 2026 and 2027. Upon expiration of their terms, directors of each class will be elected to serve for three-year terms and until their respective successors are duly elected and qualify, and each year one class of directors will be elected by the shareholders. A classified board may render a change in control of us or removal of our incumbent management more difficult. We believe, however, that the longer time required to elect a majority of a classified Board will help to ensure the continuity and stability of our management and policies.
Election of Directors
Our Bylaws, as authorized by our Charter, provide that the affirmative vote of the holders of a plurality of all votes cast at a meeting of shareholders duly called, and at which a quorum is present, will be required to elect a director. Pursuant to our Charter, our Board may amend the bylaws to alter the vote required to elect directors.
Number of Directors; Vacancies; Removal
Our Charter provides that the number of directors will be set only by the Board in accordance with our Bylaws. Our Bylaws provide that a majority of our entire Board may at any time increase or decrease the number of directors. However, unless our Bylaws are amended, the number of directors may never be less than one nor more than nine. Our Charter provides that, at such time as we have at least three independent directors and our Shares are registered under the Exchange Act, as amended, we will elect to be subject to the provision of Subtitle 8 of Title 3 of the MGCL regarding the filling of vacancies on the Board. Accordingly, at such time, except as may be provided by the Board in setting the terms of any class or series of preferred stock, any and all vacancies on the Board may be filled only by the affirmative vote of a majority of the remaining directors in office, even if the remaining directors do not constitute a quorum, and any director elected to fill a vacancy will serve for the remainder of the full term of the directorship in which the vacancy occurred and until a successor is elected and qualifies, subject to any applicable requirements of the 1940 Act.
Our Charter provides that a director may be removed only for cause, as defined in the Charter, and then only by the affirmative vote of at least two-thirds of the votes entitled to be cast in the election of directors.
Action by Shareholders
Under the MGCL, shareholder action can be taken only at an annual or special meeting of shareholders or (unless the charter provides for shareholder action by less than unanimous written consent, which our Charter does not) by unanimous written consent in lieu of a meeting. These provisions, combined with the requirements of our Bylaws regarding the calling of a shareholder-requested special meeting of shareholders discussed below, may have the effect of delaying consideration of a shareholder proposal indefinitely.
Advance Notice Provisions for Shareholder Nominations and Shareholder Proposals
Our Bylaws provide that with respect to an annual meeting of shareholders, nominations of persons for election to the Board and the proposal of business to be considered by shareholders may be made only (1) pursuant to our notice of the meeting, (2) by or at the direction of the Board or (3) by a shareholder of the Company who is a shareholder of record both at the time of giving of notice provided for in our Bylaws and at the time of the annual meeting, who is entitled to vote at the meeting and who has complied with the advance notice provisions of the Bylaws. With respect to special meetings of shareholders, only the business specified in our notice of the meeting may be brought before the meeting. Nominations of persons for election to the Board at a special meeting may be made only (1) by or at the direction of the Board or (2) provided that the Board has determined that directors will be elected at the meeting, by a shareholder of the Company who is a shareholder of record both at the time of giving of notice provided for in our Bylaws and at the time of the special meeting, who is entitled to vote at the meeting and who has complied with the advance notice provisions of the Bylaws.
The purpose of requiring shareholders to give us advance notice of nominations and other business is to afford our Board a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by our Board, to inform shareholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of shareholders. Although our Bylaws do not give our Board any power to disapprove shareholder nominations for the election of directors or proposals recommending certain action, they may have the effect of precluding a contest for the election of directors or the consideration of shareholder proposals if proper procedures are not followed and of discouraging or deterring a third party from conducting a solicitation of proxies to elect its own slate of directors or to approve its own proposal without regard to whether consideration of such nominees or proposals might be harmful or beneficial to us and our shareholders.
Calling of Special Meetings of Shareholders
Our Bylaws provide that special meetings of shareholders may be called by our Board and certain of our officers. Additionally, our Bylaws provide that, subject to the satisfaction of certain procedural and informational requirements by the shareholders requesting the meeting, a special meeting of shareholders will be called by the secretary of the Company upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting.
Approval of Extraordinary Corporate Action; Amendment of Charter and Bylaws
Under Maryland law, a Maryland corporation generally cannot dissolve, amend its charter, merge, sell all or substantially all of its assets, engage in a share exchange or engage in similar transactions outside the ordinary course of business, unless approved by the affirmative vote of shareholders entitled to cast at least two-thirds of the votes entitled to be cast on the matter. However, a Maryland corporation may provide in its charter for approval of these matters by a lesser percentage, but not less than a majority of all of the votes entitled to be cast on the matter. Our Charter generally provides for approval of charter amendments and extraordinary transactions by the shareholders entitled to cast at least a majority of the votes entitled to be cast on the matter. Our Charter also provides that certain charter amendments, any proposal for our conversion, whether by charter amendment, merger or otherwise, from a closed-end company to an open-end company and any proposal for our liquidation or dissolution requires the approval of the shareholders entitled to cast at least 75% of the votes entitled to be cast on such matter (provided, however, that in connection with subscribing to purchase Shares prior to any listing of our Shares on a national securities exchange (an “Exchange Listing”), each shareholder will grant an irrevocable proxy to our Board to vote their Shares in favor of liquidating or dissolving the Company if the Company does not effectuate an Exchange Listing within 5 years of the initial closing of the Company’s private offering, subject to up to two 1-year extensions in the discretion of the Board). However, if such amendment or proposal is approved by a majority of our continuing directors (in addition to approval by our Board), such amendment or proposal may be approved by a majority of the votes entitled to be cast on such a matter. The “continuing directors” are defined in our Charter as (1) our current directors, (2) those directors whose nomination for election by the shareholders or whose election by the directors to fill vacancies is approved by a majority of our current directors then on the Board or (3) any successor directors whose nomination for election by the shareholders or whose election by the directors to fill vacancies is approved by a majority of continuing directors or the successor continuing directors then in office.
Our Charter and Bylaws provide that the Board will have the exclusive power to make, alter, amend or repeal any provision of our Bylaws.
No Appraisal Rights
Except with respect to appraisal rights arising in connection with the Control Share Act (as defined and discussed below), as permitted by the MGCL, our Charter provides that shareholders will not be entitled to exercise appraisal rights unless a majority of the Board determines such rights apply.
Control Share Acquisitions
The MGCL provides that control shares of a Maryland corporation acquired in a control share acquisition have no voting rights except to the extent approved by a vote of two-thirds of the votes entitled to be cast on the matter (the “Control Share Act”). Shares owned by the acquirer, by officers or by directors who are employees of the corporation are excluded from shares entitled to vote on the matter. Control shares are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within one of the following ranges of voting power:
•one-tenth or more but less than one-third;
•one-third or more but less than a majority; or
•a majority or more of all voting power.
The requisite shareholder approval must be obtained each time an acquirer crosses one of the thresholds of voting power set forth above. Control shares do not include shares the acquiring person is then entitled to vote as a result of having previously obtained shareholder approval. A control share acquisition means the acquisition of control shares, subject to certain exceptions.
A person who has made or proposes to make a control share acquisition may compel the Board of the corporation to call a special meeting of shareholders to be held within 50 days of demand to consider the voting rights of the shares. The right to compel the calling of a special meeting is subject to the satisfaction of certain conditions, including an undertaking to pay the expenses of the meeting. If no request for a meeting is made, the corporation may itself present the question at any shareholders meeting.
If voting rights are not approved at the meeting or if the acquiring person does not deliver an acquiring person statement as required by the statute, then the corporation may redeem for fair value any or all of the control shares, except those for which voting rights have previously been approved. The right of the corporation to redeem control shares is subject to certain conditions and limitations, including, as provided in our bylaws compliance with the 1940 Act. Fair value is determined, without regard to the absence of voting rights for the control shares, as of the date of the last control share acquisition by the acquirer or of any meeting of shareholders at which the voting rights of the shares are considered and not approved. If voting rights for control shares are approved at a shareholders meeting and the acquirer becomes entitled to vote a majority of the shares entitled to vote, all other shareholders may exercise appraisal rights. The fair value of the shares as determined for purposes of appraisal rights may not be less than the highest price per share paid by the acquirer in the control share acquisition.
The Control Share Act does not apply (a) to shares acquired in a merger, consolidation or share exchange if the corporation is a party to the transaction or (b) to acquisitions approved or exempted by the charter or bylaws of the corporation. Our Bylaws contain a provision exempting from the Control Share Act any and all acquisitions by any person of our shares of stock. There can be no assurance that such provision will not be amended or eliminated at any time in the future. However, we will amend our Bylaws to be subject to the Control Share Act only if the Board determines that it would be in our best interests to do so.
Business Combinations
Under Maryland law, “business combinations” between a Maryland corporation and an interested shareholder or an affiliate of an interested shareholder are prohibited for five years after the most recent date on which the interested shareholder becomes an interested shareholder (the “Business Combination Act”). These business combinations include a merger, consolidation, share exchange or, in circumstances specified in the statute, an asset transfer or issuance or reclassification of equity securities. An interested shareholder is defined as:
•any person who beneficially owns 10% or more of the voting power of the corporation’s outstanding voting stock; or
•an affiliate or associate of the corporation who, at any time within the two-year period prior to the date in question, was the beneficial owner of 10% or more of the voting power of the then-outstanding voting stock of the corporation.
A person is not an interested shareholder under this statute if the Board approved in advance the transaction by which the shareholder otherwise would have become an interested shareholder. However, in approving a transaction, the Board may provide that its approval is subject to compliance, at or after the time of approval, with any terms and conditions determined by the Board.
After the five-year prohibition, any business combination between the Maryland corporation and an interested shareholder generally must be recommended by the Board of the corporation and approved by the affirmative vote of at least:
•80% of the votes entitled to be cast by holders of outstanding shares of voting stock of the corporation; and
•two-thirds of the votes entitled to be cast by holders of voting stock of the corporation other than shares held by the interested shareholder with whom or with whose affiliate the business combination is to be effected or held by an affiliate or associate of the interested shareholder.
These super-majority vote requirements do not apply if the corporation’s common shareholders receive a minimum price, as defined under Maryland law, for their shares in the form of cash or other consideration in the same form as previously paid by the interested shareholder for its shares.
The statute permits various exemptions from its provisions, including business combinations that are exempted by the Board before the time that the interested shareholder becomes an interested shareholder. We expect our Board to adopt a resolution that any business combination between us and any other person is exempted from the provisions of the Business Combination Act, provided that the business combination is first approved by the Board, including a majority of the directors who are not “interested persons” as defined in the 1940 Act. This resolution may be altered or repealed in whole or in part at any time; however, our Board will adopt resolutions so as to make us subject to the provisions of the Business Combination Act only if the Board determines that it would be in our best interests and if the Securities and Exchange Commission staff does not object to our determination that our being subject to the Business Combination Act does not conflict with the 1940 Act. If this resolution is repealed, or the Board does not otherwise approve a business combination, the statute may discourage others from trying to acquire control of us and increase the difficulty of consummating any offer.
Conflict with 1940 Act
Our Bylaws provide that, if and to the extent that any provision of the MGCL, including the Control Share Act (if we amend our Bylaws to be subject to such Act) and the Business Combination Act, or any provision of our Charter or Bylaws conflicts with any provision of the 1940 Act, the applicable provision of the 1940 Act will control.
Exclusive Forum
Our Charter and Bylaws provide that, to the fullest extent permitted by law, unless we consent in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Company, (ii) any action asserting a claim of breach of a fiduciary duty owed by any director, officer or other employee of the Company to the Company or the Company’s shareholders, (iii) any action asserting a claim arising pursuant to any provision of the MGCL, the Charter or Bylaws or the securities, antifraud, unfair trade practices or similar laws of any international, national, state, provincial, territorial, local or other governmental or regulatory authority, including, in each case, the applicable rules and regulations promulgated thereunder, or (iv) any action asserting a claim governed by the internal affairs doctrine will be a federal or state court located in the state of Maryland, provided that to the extent the appropriate court located in the state of Maryland determines that it does not have jurisdiction over such action, then the sole and exclusive forum will be any federal or state court located in the state of Maryland. Any person or entity purchasing or otherwise acquiring any interest in shares of capital stock of the Company will be deemed, to the fullest extent permitted by law, to have notice of and consented to these exclusive forum provisions and to have irrevocably submitted to, and waived any objection to, the exclusive jurisdiction of such courts in connection with any such action or proceeding and consented to process being served in any such action or proceeding, without limitation, by United States mail addressed to the shareholder at the shareholder’s address as it appears on the records of the Company, with postage thereon prepaid.
Transfer and Resale Restrictions
Shares of the Company may not be directly or indirectly sold, transferred, assigned, pledged, hypothecated or otherwise disposed of without the prior written consent of the Adviser, which consent may be given or withheld in the sole discretion of the Adviser. Any costs associated with a transfer by a shareholder may be borne by such shareholder.
Furthermore, following any Exchange Listing, our shareholders will be subject to lock-up restrictions pursuant to which they will be prohibited from selling Shares for a certain period after the date of the Exchange listing. The specific terms of this restriction and any other limitations on the sale of our Shares in connection with or following an Exchange Listing will be agreed in advance between our Board and our Adviser, acting on behalf of our investors, and the underwriters of the Exchange Listing or other similar institutions, acting on our behalf, in connection with a listing.
DESCRIPTION OF PREFERRED STOCK
In addition to shares of common stock, our Charter authorizes the issuance of preferred stock. If we offer preferred stock under this prospectus, we will issue an appropriate prospectus supplement. We may issue preferred stock from time to time in one or more classes or series, without shareholder approval. Prior to issuance of shares of each class or series, our board of directors is required by Maryland law and by our Charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Any such an issuance must adhere to the requirements of the 1940 Act, Maryland law and any other limitations imposed by law.
The following is a general description of the terms of the preferred stock we may issue from time to time. Particular terms of any preferred stock we offer will be described in the prospectus supplement relating to such preferred stock. If we issue preferred stock, it will pay dividends to the holders of the preferred stock at either a fixed rate or a rate that will be reset frequently based on short-term interest rates, as described in a prospectus supplement accompanying each preferred share offering.
The 1940 Act currently requires, among other things, that (a) immediately after issuance and before any distribution is made with respect to common stock, the liquidation preference of the preferred stock, together with all other senior securities, must not exceed an amount equal to 66.7% of our total assets (taking into account such distribution), (b) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on the preferred stock are in arrears by two years or more and (c) such class of stock have complete priority over any other class of stock as to distribution of assets and payment of dividends, which dividends shall be cumulative.
For any series of preferred stock that we may issue, our Board will determine and the amendment to the Charter and the prospectus supplement relating to such series will describe:
•the designation and number of shares of such series;
•the rate and time at which, and the preferences and conditions under which, any dividends will be paid on shares of such series, as well as whether such dividends are participating or non-participating;
•any provisions relating to convertibility or exchangeability of the shares of such series, including adjustments to the conversion price of such series;
•the rights and preferences, if any, of holders of shares of such series upon our liquidation, dissolution or winding up of our affairs;
•the voting powers, if any, of the holders of shares of such series;
•any provisions relating to the redemption of the shares of such series;
•any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such series are outstanding;
•any conditions or restrictions on our ability to issue additional shares of such series or other securities;
•if applicable, a discussion of certain U.S. federal income tax considerations; and
•any other relative powers, preferences and participating, optional or special rights of shares of such series, and the qualifications, limitations or restrictions thereof.
All shares of preferred stock that we may issue will be identical and of equal rank except as to the particular terms thereof that may be fixed by our board of directors, and all shares of each series of preferred stock will be identical and of equal rank except as to the dates from which dividends, if any, thereon will be cumulative. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any preferred stock being offered, as well as the complete certificate of designation that contain the terms of the applicable series of preferred stock.

Preferred Stock Restrictions, Other [Text Block]
The 1940 Act currently requires, among other things, that (a) immediately after issuance and before any distribution is made with respect to common stock, the liquidation preference of the preferred stock, together with all other senior securities, must not exceed an amount equal to 66.7% of our total assets (taking into account such distribution), (b) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on the preferred stock are in arrears by two years or more and (c) such class of stock have complete priority over any other class of stock as to distribution of assets and payment of dividends, which dividends shall be cumulative.

Long Term Debt [Table Text Block]
DESCRIPTION OF DEBT SECURITIES
We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read this prospectus, the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you relating to that particular series of debt securities.
As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities will be governed by a document called an “indenture.” An indenture is a contract between us and the financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “— Events of Default — Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us with respect to the debt securities.
This section includes a description of the material provisions that will be included in the indenture. Any accompanying prospectus supplement will describe any other material terms of the debt securities being offered thereunder. Because this section is a summary, however, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture that will govern our debt securities because it, and not this description, will define your rights as a holder of debt securities. We have filed the form of base indenture with the SEC. We will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available. See “Available Information” in this prospectus for information on how to obtain a copy of the indenture.
The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including among other things:
•the designation or title of the series of debt securities;
•the total principal amount of the series of debt securities;
•the percentage of the principal amount at which the series of debt securities will be offered;
•the date or dates on which principal will be payable;
•the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;
•the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
•whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);
•the terms for redemption, extension or early repayment, if any;
•the currencies in which the series of debt securities are issued and payable;
•whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;
•the place or places of payment, transfer, conversion and/or exchange of the debt securities;
•the denominations in which the offered debt securities will be issued (if other than $1,000 and any integral multiple thereof);
•the provision for any sinking fund;
•any restrictive covenants;
•any Events of Default (as defined in “Events of Default” below);
•whether the series of debt securities is issuable in certificated form;
•any provisions for defeasance or covenant defeasance;
•any special U.S. federal income tax implications, including, if applicable, U.S. federal income tax considerations relating to original issue discount;
•whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);
•any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
•whether the debt securities are subject to subordination and the terms of such subordination;
•whether the debt securities are secured and the terms of any security interest;
•the listing, if any, on a securities exchange; and
•any other terms.
The debt securities may be secured or unsecured obligations. Under the provisions of the 1940 Act, we, as a BDC, are permitted to issue debt only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150.0% after each issuance of debt (which means we can borrow $2 for every $1 of our equity), but giving effect to any exemptive relief granted to us by the SEC. For a discussion of risks involved with incurring additional leverage, see “Item 1A — Risk Factors — Risks Related to Our Operations and Investments — Our asset coverage requirement was reduced from 200% to 150%, which could increase the risk of investing in the Company” in our most recent Annual Report on Form 10-K. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.
General
The indenture will provide that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement (“offered debt securities”) may be issued under the indenture in one or more series.
For purposes of this prospectus, any reference to the payment of principal of, or premium or interest, if any, on, debt securities will include additional amounts if required by the terms of the debt securities.
The indenture will not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities.” The indenture will also provide that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “— Resignation of Trustee” below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.
Except as described under “— Events of Default” and “— Merger or Consolidation” below, the indenture will not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.
We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants, as applicable, that are described below, including any addition of a covenant or other provision providing event risk protection or similar protection.
We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.
Conversion and Exchange
If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.
Issuance of Securities in Registered Form
We may issue the debt securities in registered form, in which case we may issue them either in book-entry form only or in “certificated” form. Debt securities issued in book-entry form will be represented by global securities. We expect that we will usually issue debt securities in book-entry only form represented by global securities.
Book-Entry Holders
We will issue registered debt securities in book-entry form only, unless we specify otherwise in the applicable prospectus supplement. This means debt securities will be represented by one or more global securities registered in the name of a depositary that will hold them on behalf of financial institutions that participate in the depositary’s book-entry system. These participating institutions, in turn, hold beneficial interests in the debt securities held by the depositary or its nominee. These institutions may hold these interests on behalf of themselves or customers.
Under the indenture, only the person in whose name a debt security will be registered will be recognized as the holder of that debt security. Consequently, for debt securities issued in book-entry form, we will recognize only the depositary as the holder of the debt securities and we will make all payments on the debt securities to the depositary. The depositary will then pass along the payments it receives to its participants, which in turn will pass the payments along to their customers who are the beneficial owners. The depositary and its participants do so under agreements they have made with one another or with their customers; they are not obligated to do so under the terms of the debt securities.
As a result, investors will not own debt securities directly. Instead, they will own beneficial interests in a global security, through a bank, broker or other financial institution that participates in the depositary’s book-entry system or holds an interest through a participant. As long as the debt securities are represented by one or more global securities, investors will be indirect holders, and not holders, of the debt securities.
Street Name Holders
In the future, we may issue debt securities in certificated form or terminate a global security. In these cases, investors may choose to hold their debt securities in their own names or in “street name.” Debt securities held in street name are registered in the name of a bank, broker or other financial institution chosen by the investor, and the investor would hold a beneficial interest in those debt securities through the account he or she maintains at that institution.
For debt securities held in street name, we will recognize only the intermediary banks, brokers and other financial institutions in whose names the debt securities are registered as the holders of those debt securities, and we will make all payments on those debt securities to them. These institutions will pass along the payments they receive to their customers who are the beneficial owners, but only because they agree to do so in their customer agreements or because they are legally required to do so. Investors who hold debt securities in street name will be indirect holders, and not holders, of the debt securities.
Legal Holders
Our obligations, as well as the obligations of the applicable trustee and those of any third parties employed by us or the applicable trustee, run only to the legal holders of the debt securities. We do not have obligations to investors who hold beneficial interests in global securities, in street name or by any other indirect means. This will be the case whether an investor chooses to be an indirect holder of a debt security or has no choice because we are issuing the debt securities only in book-entry form.
For example, once we make a payment or give a notice to the holder, we have no further responsibility for the payment or notice even if that holder is required, under agreements with depositary participants or customers or by law, to pass it along to the indirect holders but does not do so. Similarly, if we want to obtain the approval of the holders for any purpose (for example, to amend an indenture or to relieve us of the consequences of a default or of our obligation to comply with a particular provision of an indenture), we would seek the approval only from the holders, and not the indirect holders, of the debt securities. Whether and how the holders contact the indirect holders is up to the holders.
When we refer to you in this Description of Debt Securities, we mean those who invest in the debt securities being offered by this prospectus, whether they are the holders or only indirect holders of those debt securities. When we refer to your debt securities, we mean the debt securities in which you hold a direct or indirect interest.
Special Considerations for Indirect Holders
If you hold debt securities through a bank, broker or other financial institution, either in book-entry form or in street name, we urge you to check with that institution to find out:
•how it handles securities payments and notices;
•whether it imposes fees or charges;
•how it would handle a request for the holders’ consent, if ever required;
•whether and how you can instruct it to send you debt securities registered in your own name so you can be a holder, if that is permitted in the future for a particular series of debt securities;
•how it would exercise rights under the debt securities if there were a default or other event triggering the need for holders to act to protect their interests; and
•if the debt securities are in book-entry form, how the depositary’s rules and procedures will affect these matters.
Global Securities
As noted above, we usually will issue debt securities as registered securities in book-entry form only. A global security represents one or any other number of individual debt securities. Generally, all debt securities represented by the same global securities will have the same terms.
Each debt security issued in book-entry form will be represented by a global security that we deposit with and register in the name of a financial institution or its nominee that we select. The financial institution that we select for this purpose is called the depositary. Unless we specify otherwise in the applicable prospectus supplement, The Depository Trust Company, New York, New York, known as DTC, will be the depositary for all debt securities issued in book-entry form.
A global security may not be transferred to or registered in the name of anyone other than the depositary or its nominee, unless special termination situations arise. We describe those situations below under “— Termination of a Global Security.” As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all debt securities represented by a global security, and investors will be permitted to own only beneficial interests in a global security. Beneficial interests must be held by means of an account with a broker, bank or other financial institution that in turn has an account with the depositary or with another institution that has an account with the depositary. Thus, an investor whose security is represented by a global security will not be a holder of the debt security, but only an indirect holder of a beneficial interest in the global security.
Special Considerations for Global Securities
As an indirect holder, an investor’s rights relating to a global security will be governed by the account rules of the investor’s financial institution and of the depositary, as well as general laws relating to securities transfers. The depositary that holds the global security will be considered the holder of the debt securities represented by the global security.
If debt securities are issued only in the form of a global security, an investor should be aware of the following:
•an investor cannot cause the debt securities to be registered in his, her or its name and cannot obtain certificates for his, her or its interest in the debt securities, except in the special situations we describe below;
•an investor will be an indirect holder and must look to his, her or its own bank or broker for payments on the debt securities and protection of his, her or its legal rights relating to the debt securities, as we describe under “— Issuance of Securities in Registered Form” above;
•an investor may not be able to sell interests in the debt securities to some insurance companies and other institutions that are required by law to own their securities in non-book-entry form;
•an investor may not be able to pledge his, her or its interest in a global security in circumstances where certificates representing the debt securities must be delivered to the lender or other beneficiary of the pledge in order for the pledge to be effective;
•the depositary’s policies, which may change from time to time, will govern payments, transfers, exchanges and other matters relating to an investor’s interest in a global security. We and the trustee have no responsibility for any aspect of the depositary’s actions or for its records of ownership interests in a global security. We and the trustee also do not supervise the depositary in any way;
•if we redeem less than all the debt securities of a particular series being redeemed, DTC’s practice is to determine by lot the amount to be redeemed from each of its participants holding that series;
•an investor is required to give notice of exercise of any option to elect repayment of its debt securities, through its participant, to the applicable trustee and to deliver the related debt securities by causing its participant to transfer its interest in those debt securities, on DTC’s records, to the applicable trustee;
•DTC requires that those who purchase and sell interests in a global security deposited in its book-entry system use immediately available funds, your broker or bank may also require you to use immediately available funds when purchasing or selling interests in a global security; and
•financial institutions that participate in the depositary’s book-entry system, and through which an investor holds its interest in a global security, may also have their own policies affecting payments, notices and other matters relating to the debt securities; there may be more than one financial intermediary in the chain of ownership for an investor; we do not monitor, nor are we responsible for the actions of, any of those intermediaries.
Termination of a Global Security
If a global security is terminated for any reason, interests in it will be exchanged for certificates in non-book-entry form (certificated securities). After that exchange, the choice of whether to hold the certificated debt securities directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders. We have described the rights of legal holders and street name investors under “— Issuance of Securities in Registered Form” above.
The prospectus supplement may list situations for terminating a global security that would apply only to the particular series of debt securities covered by the prospectus supplement. If a global security is terminated, only the depositary, and not us or the applicable trustee, is responsible for deciding the investors in whose names the debt securities represented by the global security will be registered and, therefore, who will be the holders of those debt securities.
Payment and Paying Agents
We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Since we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”
Payments on Global Securities
We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants, as described under “— Special Considerations for Global Securities.”
Payments on Certificated Securities
We will make payments on a certificated debt security as follows. We will pay interest that is due on an interest payment date to the holder of debt securities as shown on the trustee’s records as of the close of business on the regular record date at our office in New York, New York, as applicable, and/or at other offices that may be specified in the prospectus supplement. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee in New York, New York and/or at other offices that may be specified in the prospectus supplement or in a notice to holders against surrender of the debt security.
Alternatively, at our option we may pay any cash interest that becomes due on the debt security by mailing a check to the holder at his, her or its address shown on the trustee’s records as of the close of business on the regular record date or by transfer to an account at a bank in the United States, in either case, on the due date.
Payment When Offices Are Closed
If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the attached prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.
Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.
Events of Default
You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.
The term “Event of Default” in respect of the debt securities of your series means any of the following:
•we do not pay the principal of, or any premium on, a debt security of the series within five days of its due date;
•we do not pay interest on a debt security of the series within 30 days of its due date;
•we do not deposit any sinking fund payment in respect of debt securities of the series within five business days of its due date;
•we remain in breach of a covenant in respect of debt securities of the series for 90 days after we receive a written notice of default stating we are in breach (the notice must be sent by either the trustee or holders of at least 25.0% of the principal amount of debt securities of the series);
•we voluntarily file for bankruptcy or consent to the commencement of certain other events of bankruptcy, insolvency or reorganization;
•a court of competent jurisdiction enters an order or decree under bankruptcy law that is for relief against us in an involuntary case or proceeding, adjudges us bankrupt or insolvent or orders the winding up or liquidation of us and the continuance of any such decree or order remains undischarged or unstayed for a period of 90 days;
•the series of debt securities has an asset coverage, as such term is defined in the 1940 Act, of less than 100.0% on the last business day of each of 24 consecutive calendar months, giving effect to any exemptive relief granted to us by the SEC; or
•any other Event of Default in respect of debt securities of the series described in the prospectus supplement occurs.
An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium, interest, or sinking or purchase fund installment, if it in good faith considers the withholding of notice to be in the interest of the holders.
Remedies if an Event of Default Occurs
If an Event of Default has occurred and is continuing, the trustee or the holders of not less than 25.0% in principal amount of the outstanding debt securities of the affected series may (and the trustee shall at the request of such holders) declare the entire principal amount of all the outstanding debt securities of that series to be due and immediately payable by a notice in writing to us (and to the trustee if given by such holders). This is called a declaration of acceleration of maturity. A declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the outstanding debt securities of the affected series if (1) we have deposited with the trustee all amounts due and owing with respect to the securities (other than principal that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.
The trustee will not be required to take any action under the indenture at the request of any holders unless the holders offer the trustee protection from expenses and liability reasonably satisfactory to it (called an “indemnity”). If indemnity reasonably satisfactory to the trustee is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.
Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:
•you must give the trustee written notice that an Event of Default with respect to the relevant series of debt securities has occurred and remains uncured;
•the holders of at least 25.0% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer indemnity, security, or both reasonably satisfactory to the trustee against the costs, expenses, and other liabilities of taking that action;
•the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security; and
•the holders of a majority in principal amount of the outstanding debt securities of that series must not have given the trustee a direction inconsistent with the above notice during that 60-day period.
However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.
Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.
Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.
Waiver of Default
Holders of a majority in principal amount of the outstanding debt securities of the affected series may waive any past defaults other than a default:
•in the payment of principal, any premium or interest; or
•in respect of a covenant that cannot be modified or amended without the consent of each holder.
Merger or Consolidation
Under the terms of the indenture, we will generally be permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, we may not take any of these actions unless all the following conditions are met:
•where we merge out of existence or sell substantially all our assets, the resulting entity or transferee must agree to be legally responsible for our obligations under the debt securities;
•the merger or sale of assets must not cause a default on the debt securities and we must not already be in default (unless the merger or sale would cure the default). For purposes of this no-default test, a default would include an Event of Default that has occurred and has not been cured, as described under “Events of Default” above. A default for this purpose would also include any event that would be an Event of Default if the requirements for giving us a notice of default or our default having to exist for a specific period of time were disregarded;
•we must deliver certain certificates and documents to the trustee; and
•we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.
Modification or Waiver
There are three types of changes we will be able to make to the indenture and the debt securities issued thereunder.
Changes Requiring Your Approval
First, there are changes that we cannot make to your debt securities without your specific approval. The following is a list of those types of changes:
•change the stated maturity of the principal of or interest on a debt security or the terms of any sinking fund with respect to any security;
•reduce any amounts due on a debt security;
•reduce the amount of principal payable upon acceleration of the maturity of an original issue discount or indexed security following a default or upon the redemption thereof or the amount thereof provable in a bankruptcy proceeding;
•adversely affect any right of repayment at the holder’s option;
•change the place or currency of payment on a debt security (except as otherwise described in the prospectus or prospectus supplement);
•impair your right to sue for payment;
•adversely affect any right to convert or exchange a debt security in accordance with its terms;
•modify the subordination provisions in the indenture in a manner that is adverse to outstanding holders of the debt securities;
•reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
•reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;
•modify any other aspect of the provisions of the indenture dealing with supplemental indentures with the consent of holders, waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
•change any obligation we have to pay additional amounts.
Changes Not Requiring Approval
The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, establishment of the form or terms of new securities of any series as will be permitted by the indenture and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.
Changes Requiring Majority Approval
Any other change to the indenture and the debt securities would require the following approval:
•if the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series; and
•if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.
In each case, the required approval must be given by written consent.
The holders of a majority in principal amount of a series of debt securities that will be issued under the indenture, voting together as one class for this purpose, may waive our compliance with some of the covenants applicable to that series of debt securities. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “— Changes Requiring Your Approval.”
Further Details Concerning Voting
When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:
•for original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default;
•for debt securities whose principal amount is not known (for example, because it is based on an index), we will use the principal face amount at original issuance or a special rule for that debt security described in the prospectus supplement; and
•for debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.
Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption or if we, any other obligor, or any of our affiliates, or any obligor own such debt securities. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “— Defeasance — Full Defeasance”.
We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. However, the record date may not be more than 30 days before the date of the first solicitation of holders to vote on or take such action. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within 11 months following the record date.
Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.
Defeasance
The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.
Covenant Defeasance
Under current U.S. federal tax law and the indenture, we will be able to make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance”. In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If we achieve covenant defeasance and your debt securities were subordinated as described under “— Indenture Provisions — Subordination” below, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit described in the first bullet below to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders. In order to achieve covenant defeasance, we must do the following:
•we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;
•we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if such covenant defeasance had not occurred;
•we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with;
•defeasance must not result in a breach or violation of, or result in a default under, of the indenture or any of our other material agreements or instruments, as applicable;
•no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and
•satisfy the conditions for covenant defeasance contained in any supplemental indentures.
If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be such a shortfall. However, there is no assurance that we would have sufficient funds to make payment of the shortfall.
Full Defeasance
If there is a change in U.S. federal tax law or we obtain or there has been published an IRS ruling, as described in the second bullet below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:
•we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;
•we must deliver to the trustee a legal opinion of our counsel confirming that there has been a change in current U.S. federal tax law or we obtain or there has been published an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if such defeasance had not occurred. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit;
•we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with;
•defeasance must not result in a breach or violation of, or constitute a default under, of the indenture or any of our other material agreements or instruments, as applicable;
•no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and
•satisfy the conditions for full defeasance contained in any supplemental indentures.
If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors, as applicable, if we ever became bankrupt or insolvent. If your debt securities were subordinated as described later under “— Indenture Provisions — Subordination”, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit referred to in the first bullet of the preceding paragraph to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders.
Form, Exchange and Transfer of Certificated Registered Securities
If registered debt securities cease to be issued in book-entry form, they will be issued:
•only in fully registered certificated form;
•without interest coupons; and
•unless we indicate otherwise in the prospectus supplement, in denominations of $1,000 and amounts that are multiples of $1,000.
Holders may exchange their certificated securities for debt securities of smaller denominations or combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed and as long as the denomination is greater than the minimum denomination for such securities.
Holders may exchange or transfer their certificated securities at the office of the trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourselves.
Holders will not be required to pay a service charge to transfer or exchange their certificated securities, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent, as applicable, is satisfied with the holder’s proof of legal ownership.
If we have designated additional transfer agents for your debt security, they will be named in the prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.
If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.
If a registered debt security is issued in book-entry form, only the depositary will be entitled to transfer and exchange the debt security as described in this subsection, since it will be the sole holder of the debt security.
Resignation of Trustee
Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series and has accepted such appointment. In the event that two or more persons will be acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.
Indenture Provisions — Subordination
Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent that the indenture will provide in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.
In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities, upon our dissolution, winding up, liquidation or reorganization before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.
By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities or the holders of any indenture securities that are not Senior Indebtedness. The indenture will provide that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.
Senior Indebtedness will be defined in the indenture as the principal of (and premium, if any) and unpaid interest on:
•our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed, that we have designated as “Senior Indebtedness” for purposes of the indenture and in accordance with the terms of the indenture (including any indenture securities designated as Senior Indebtedness), and
•renewals, extensions, modifications and refinancings of any of this indebtedness.
If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness and of our other Indebtedness outstanding as of a recent date.
Secured Indebtedness and Ranking
Certain of our indebtedness, including certain series of indenture securities, may be secured. The prospectus supplement for each series of indenture securities will describe the terms of any security interest for such series and will indicate the approximate amount of our secured indebtedness as of a recent date. Any unsecured indenture securities will effectively rank junior to any existing and future secured indebtedness, including any credit facilities or secured indenture securities, that we incur to the extent of the value of the assets securing such secured indebtedness. Our debt securities, whether secured or unsecured, will rank structurally junior to all existing and future indebtedness (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities, with respect to claims on the assets of any such subsidiaries, financing vehicles or similar facilities.
In the event of bankruptcy, liquidation, reorganization or other winding up, any of our assets that secure secured debt will be available to pay obligations on unsecured debt securities only after all indebtedness under such secured debt has been repaid in full from such assets. We advise you that there may not be sufficient assets remaining to pay amounts due on any or all unsecured debt securities then outstanding after fulfillment of this obligation. As a result, the holders of unsecured indenture securities may recover less, ratably, than holders of any of our secured indebtedness.
The Trustee under the Indenture
U.S. Bank Trust Company, National Association will serve as the trustee under the indenture.
Certain Considerations Relating to Foreign Currencies
Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.
Book-Entry Procedures
The Depository Trust Company (“DTC”) will act as securities depository for the debt securities. The debt securities will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully-registered certificate will be issued for the debt securities, in the aggregate principal amount of such issue, and will be deposited with DTC. If, however, the aggregate principal amount of any issue exceeds $500 million, one certificate will be issued with respect to each $500 million of principal amount, and an additional certificate will be issued with respect to any remaining principal amount of such issue.
DTC is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity, corporate and municipal debt issues, and money market instruments from over 100 countries that DTC’s participants (“Direct Participants”), deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly- owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”).
DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly (“Indirect Participants”). DTC has a Standard & Poor’s rating of AA+. The
DTC Rules applicable to its Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com.
Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security (the “Beneficial Owner”) is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.
To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co. or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.
Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.
Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.
Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to the debt securities unless authorized by a Direct Participant in accordance with DTC’s Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to us as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consent or voting rights to those Direct Participants to whose accounts the debt securities are credited on the record date (identified in a listing attached to the Omnibus Proxy).
Redemption proceeds, distributions, and interest payments on the debt securities will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC nor its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and interest payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.
DTC may discontinue providing its services as depository with respect to the debt securities at any time by giving reasonable notice to us or to the trustee. Under such circumstances, in the event that a successor depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.
The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.

Long Term Debt, Structuring [Text Block]
We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read this prospectus, the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you relating to that particular series of debt securities.
As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities will be governed by a document called an “indenture.” An indenture is a contract between us and the financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “— Events of Default — Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us with respect to the debt securities.
This section includes a description of the material provisions that will be included in the indenture. Any accompanying prospectus supplement will describe any other material terms of the debt securities being offered thereunder. Because this section is a summary, however, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture that will govern our debt securities because it, and not this description, will define your rights as a holder of debt securities. We have filed the form of base indenture with the SEC. We will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available. See “Available Information” in this prospectus for information on how to obtain a copy of the indenture.
The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered, including among other things:
•the designation or title of the series of debt securities;
•the total principal amount of the series of debt securities;
•the percentage of the principal amount at which the series of debt securities will be offered;
•the date or dates on which principal will be payable;
•the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;
•the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
•whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);
•the terms for redemption, extension or early repayment, if any;
•the currencies in which the series of debt securities are issued and payable;
•whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;
•the place or places of payment, transfer, conversion and/or exchange of the debt securities;
•the denominations in which the offered debt securities will be issued (if other than $1,000 and any integral multiple thereof);
•the provision for any sinking fund;
•any restrictive covenants;
•any Events of Default (as defined in “Events of Default” below);
•whether the series of debt securities is issuable in certificated form;
•any provisions for defeasance or covenant defeasance;
•any special U.S. federal income tax implications, including, if applicable, U.S. federal income tax considerations relating to original issue discount;
•whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);
•any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
•whether the debt securities are subject to subordination and the terms of such subordination;
•whether the debt securities are secured and the terms of any security interest;
•the listing, if any, on a securities exchange; and
•any other terms.
The debt securities may be secured or unsecured obligations. Under the provisions of the 1940 Act, we, as a BDC, are permitted to issue debt only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150.0% after each issuance of debt (which means we can borrow $2 for every $1 of our equity), but giving effect to any exemptive relief granted to us by the SEC. For a discussion of risks involved with incurring additional leverage, see “Item 1A — Risk Factors — Risks Related to Our Operations and Investments — Our asset coverage requirement was reduced from 200% to 150%, which could increase the risk of investing in the Company” in our most recent Annual Report on Form 10-K. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.
General
The indenture will provide that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement (“offered debt securities”) may be issued under the indenture in one or more series.
For purposes of this prospectus, any reference to the payment of principal of, or premium or interest, if any, on, debt securities will include additional amounts if required by the terms of the debt securities.
The indenture will not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities.” The indenture will also provide that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “— Resignation of Trustee” below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.
Except as described under “— Events of Default” and “— Merger or Consolidation” below, the indenture will not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.
We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants, as applicable, that are described below, including any addition of a covenant or other provision providing event risk protection or similar protection.
We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.
Conversion and Exchange
If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.
Issuance of Securities in Registered Form
We may issue the debt securities in registered form, in which case we may issue them either in book-entry form only or in “certificated” form. Debt securities issued in book-entry form will be represented by global securities. We expect that we will usually issue debt securities in book-entry only form represented by global securities.
Book-Entry Holders
We will issue registered debt securities in book-entry form only, unless we specify otherwise in the applicable prospectus supplement. This means debt securities will be represented by one or more global securities registered in the name of a depositary that will hold them on behalf of financial institutions that participate in the depositary’s book-entry system. These participating institutions, in turn, hold beneficial interests in the debt securities held by the depositary or its nominee. These institutions may hold these interests on behalf of themselves or customers.
Under the indenture, only the person in whose name a debt security will be registered will be recognized as the holder of that debt security. Consequently, for debt securities issued in book-entry form, we will recognize only the depositary as the holder of the debt securities and we will make all payments on the debt securities to the depositary. The depositary will then pass along the payments it receives to its participants, which in turn will pass the payments along to their customers who are the beneficial owners. The depositary and its participants do so under agreements they have made with one another or with their customers; they are not obligated to do so under the terms of the debt securities.
As a result, investors will not own debt securities directly. Instead, they will own beneficial interests in a global security, through a bank, broker or other financial institution that participates in the depositary’s book-entry system or holds an interest through a participant. As long as the debt securities are represented by one or more global securities, investors will be indirect holders, and not holders, of the debt securities.
Street Name Holders
In the future, we may issue debt securities in certificated form or terminate a global security. In these cases, investors may choose to hold their debt securities in their own names or in “street name.” Debt securities held in street name are registered in the name of a bank, broker or other financial institution chosen by the investor, and the investor would hold a beneficial interest in those debt securities through the account he or she maintains at that institution.
For debt securities held in street name, we will recognize only the intermediary banks, brokers and other financial institutions in whose names the debt securities are registered as the holders of those debt securities, and we will make all payments on those debt securities to them. These institutions will pass along the payments they receive to their customers who are the beneficial owners, but only because they agree to do so in their customer agreements or because they are legally required to do so. Investors who hold debt securities in street name will be indirect holders, and not holders, of the debt securities.
Legal Holders
Our obligations, as well as the obligations of the applicable trustee and those of any third parties employed by us or the applicable trustee, run only to the legal holders of the debt securities. We do not have obligations to investors who hold beneficial interests in global securities, in street name or by any other indirect means. This will be the case whether an investor chooses to be an indirect holder of a debt security or has no choice because we are issuing the debt securities only in book-entry form.
For example, once we make a payment or give a notice to the holder, we have no further responsibility for the payment or notice even if that holder is required, under agreements with depositary participants or customers or by law, to pass it along to the indirect holders but does not do so. Similarly, if we want to obtain the approval of the holders for any purpose (for example, to amend an indenture or to relieve us of the consequences of a default or of our obligation to comply with a particular provision of an indenture), we would seek the approval only from the holders, and not the indirect holders, of the debt securities. Whether and how the holders contact the indirect holders is up to the holders.
When we refer to you in this Description of Debt Securities, we mean those who invest in the debt securities being offered by this prospectus, whether they are the holders or only indirect holders of those debt securities. When we refer to your debt securities, we mean the debt securities in which you hold a direct or indirect interest.
Special Considerations for Indirect Holders
If you hold debt securities through a bank, broker or other financial institution, either in book-entry form or in street name, we urge you to check with that institution to find out:
•how it handles securities payments and notices;
•whether it imposes fees or charges;
•how it would handle a request for the holders’ consent, if ever required;
•whether and how you can instruct it to send you debt securities registered in your own name so you can be a holder, if that is permitted in the future for a particular series of debt securities;
•how it would exercise rights under the debt securities if there were a default or other event triggering the need for holders to act to protect their interests; and
•if the debt securities are in book-entry form, how the depositary’s rules and procedures will affect these matters.
Global Securities
As noted above, we usually will issue debt securities as registered securities in book-entry form only. A global security represents one or any other number of individual debt securities. Generally, all debt securities represented by the same global securities will have the same terms.
Each debt security issued in book-entry form will be represented by a global security that we deposit with and register in the name of a financial institution or its nominee that we select. The financial institution that we select for this purpose is called the depositary. Unless we specify otherwise in the applicable prospectus supplement, The Depository Trust Company, New York, New York, known as DTC, will be the depositary for all debt securities issued in book-entry form.
A global security may not be transferred to or registered in the name of anyone other than the depositary or its nominee, unless special termination situations arise. We describe those situations below under “— Termination of a Global Security.” As a result of these arrangements, the depositary, or its nominee, will be the sole registered owner and holder of all debt securities represented by a global security, and investors will be permitted to own only beneficial interests in a global security. Beneficial interests must be held by means of an account with a broker, bank or other financial institution that in turn has an account with the depositary or with another institution that has an account with the depositary. Thus, an investor whose security is represented by a global security will not be a holder of the debt security, but only an indirect holder of a beneficial interest in the global security.
Special Considerations for Global Securities
As an indirect holder, an investor’s rights relating to a global security will be governed by the account rules of the investor’s financial institution and of the depositary, as well as general laws relating to securities transfers. The depositary that holds the global security will be considered the holder of the debt securities represented by the global security.
If debt securities are issued only in the form of a global security, an investor should be aware of the following:
•an investor cannot cause the debt securities to be registered in his, her or its name and cannot obtain certificates for his, her or its interest in the debt securities, except in the special situations we describe below;
•an investor will be an indirect holder and must look to his, her or its own bank or broker for payments on the debt securities and protection of his, her or its legal rights relating to the debt securities, as we describe under “— Issuance of Securities in Registered Form” above;
•an investor may not be able to sell interests in the debt securities to some insurance companies and other institutions that are required by law to own their securities in non-book-entry form;
•an investor may not be able to pledge his, her or its interest in a global security in circumstances where certificates representing the debt securities must be delivered to the lender or other beneficiary of the pledge in order for the pledge to be effective;
•the depositary’s policies, which may change from time to time, will govern payments, transfers, exchanges and other matters relating to an investor’s interest in a global security. We and the trustee have no responsibility for any aspect of the depositary’s actions or for its records of ownership interests in a global security. We and the trustee also do not supervise the depositary in any way;
•if we redeem less than all the debt securities of a particular series being redeemed, DTC’s practice is to determine by lot the amount to be redeemed from each of its participants holding that series;
•an investor is required to give notice of exercise of any option to elect repayment of its debt securities, through its participant, to the applicable trustee and to deliver the related debt securities by causing its participant to transfer its interest in those debt securities, on DTC’s records, to the applicable trustee;
•DTC requires that those who purchase and sell interests in a global security deposited in its book-entry system use immediately available funds, your broker or bank may also require you to use immediately available funds when purchasing or selling interests in a global security; and
•financial institutions that participate in the depositary’s book-entry system, and through which an investor holds its interest in a global security, may also have their own policies affecting payments, notices and other matters relating to the debt securities; there may be more than one financial intermediary in the chain of ownership for an investor; we do not monitor, nor are we responsible for the actions of, any of those intermediaries.
Termination of a Global Security
If a global security is terminated for any reason, interests in it will be exchanged for certificates in non-book-entry form (certificated securities). After that exchange, the choice of whether to hold the certificated debt securities directly or in street name will be up to the investor. Investors must consult their own banks or brokers to find out how to have their interests in a global security transferred on termination to their own names, so that they will be holders. We have described the rights of legal holders and street name investors under “— Issuance of Securities in Registered Form” above.
The prospectus supplement may list situations for terminating a global security that would apply only to the particular series of debt securities covered by the prospectus supplement. If a global security is terminated, only the depositary, and not us or the applicable trustee, is responsible for deciding the investors in whose names the debt securities represented by the global security will be registered and, therefore, who will be the holders of those debt securities.
Payment and Paying Agents
We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, usually about two weeks in advance of the interest due date, is called the “record date.” Since we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to prorate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This prorated interest amount is called “accrued interest.”
Payments on Global Securities
We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants, as described under “— Special Considerations for Global Securities.”
Payments on Certificated Securities
We will make payments on a certificated debt security as follows. We will pay interest that is due on an interest payment date to the holder of debt securities as shown on the trustee’s records as of the close of business on the regular record date at our office in New York, New York, as applicable, and/or at other offices that may be specified in the prospectus supplement. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee in New York, New York and/or at other offices that may be specified in the prospectus supplement or in a notice to holders against surrender of the debt security.
Alternatively, at our option we may pay any cash interest that becomes due on the debt security by mailing a check to the holder at his, her or its address shown on the trustee’s records as of the close of business on the regular record date or by transfer to an account at a bank in the United States, in either case, on the due date.
Payment When Offices Are Closed
If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the attached prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.
Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.
Events of Default
You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.
The term “Event of Default” in respect of the debt securities of your series means any of the following:
•we do not pay the principal of, or any premium on, a debt security of the series within five days of its due date;
•we do not pay interest on a debt security of the series within 30 days of its due date;
•we do not deposit any sinking fund payment in respect of debt securities of the series within five business days of its due date;
•we remain in breach of a covenant in respect of debt securities of the series for 90 days after we receive a written notice of default stating we are in breach (the notice must be sent by either the trustee or holders of at least 25.0% of the principal amount of debt securities of the series);
•we voluntarily file for bankruptcy or consent to the commencement of certain other events of bankruptcy, insolvency or reorganization;
•a court of competent jurisdiction enters an order or decree under bankruptcy law that is for relief against us in an involuntary case or proceeding, adjudges us bankrupt or insolvent or orders the winding up or liquidation of us and the continuance of any such decree or order remains undischarged or unstayed for a period of 90 days;
•the series of debt securities has an asset coverage, as such term is defined in the 1940 Act, of less than 100.0% on the last business day of each of 24 consecutive calendar months, giving effect to any exemptive relief granted to us by the SEC; or
•any other Event of Default in respect of debt securities of the series described in the prospectus supplement occurs.
An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium, interest, or sinking or purchase fund installment, if it in good faith considers the withholding of notice to be in the interest of the holders.
Remedies if an Event of Default Occurs
If an Event of Default has occurred and is continuing, the trustee or the holders of not less than 25.0% in principal amount of the outstanding debt securities of the affected series may (and the trustee shall at the request of such holders) declare the entire principal amount of all the outstanding debt securities of that series to be due and immediately payable by a notice in writing to us (and to the trustee if given by such holders). This is called a declaration of acceleration of maturity. A declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the outstanding debt securities of the affected series if (1) we have deposited with the trustee all amounts due and owing with respect to the securities (other than principal that has become due solely by reason of such acceleration) and certain other amounts, and (2) any other Events of Default have been cured or waived.
The trustee will not be required to take any action under the indenture at the request of any holders unless the holders offer the trustee protection from expenses and liability reasonably satisfactory to it (called an “indemnity”). If indemnity reasonably satisfactory to the trustee is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.
Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:
•you must give the trustee written notice that an Event of Default with respect to the relevant series of debt securities has occurred and remains uncured;
•the holders of at least 25.0% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer indemnity, security, or both reasonably satisfactory to the trustee against the costs, expenses, and other liabilities of taking that action;
•the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security; and
•the holders of a majority in principal amount of the outstanding debt securities of that series must not have given the trustee a direction inconsistent with the above notice during that 60-day period.
However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.
Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.
Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.
Waiver of Default
Holders of a majority in principal amount of the outstanding debt securities of the affected series may waive any past defaults other than a default:
•in the payment of principal, any premium or interest; or
•in respect of a covenant that cannot be modified or amended without the consent of each holder.
Merger or Consolidation
Under the terms of the indenture, we will generally be permitted to consolidate or merge with another entity. We are also permitted to sell all or substantially all of our assets to another entity. However, we may not take any of these actions unless all the following conditions are met:
•where we merge out of existence or sell substantially all our assets, the resulting entity or transferee must agree to be legally responsible for our obligations under the debt securities;
•the merger or sale of assets must not cause a default on the debt securities and we must not already be in default (unless the merger or sale would cure the default). For purposes of this no-default test, a default would include an Event of Default that has occurred and has not been cured, as described under “Events of Default” above. A default for this purpose would also include any event that would be an Event of Default if the requirements for giving us a notice of default or our default having to exist for a specific period of time were disregarded;
•we must deliver certain certificates and documents to the trustee; and
•we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.
Modification or Waiver
There are three types of changes we will be able to make to the indenture and the debt securities issued thereunder.
Changes Requiring Your Approval
First, there are changes that we cannot make to your debt securities without your specific approval. The following is a list of those types of changes:
•change the stated maturity of the principal of or interest on a debt security or the terms of any sinking fund with respect to any security;
•reduce any amounts due on a debt security;
•reduce the amount of principal payable upon acceleration of the maturity of an original issue discount or indexed security following a default or upon the redemption thereof or the amount thereof provable in a bankruptcy proceeding;
•adversely affect any right of repayment at the holder’s option;
•change the place or currency of payment on a debt security (except as otherwise described in the prospectus or prospectus supplement);
•impair your right to sue for payment;
•adversely affect any right to convert or exchange a debt security in accordance with its terms;
•modify the subordination provisions in the indenture in a manner that is adverse to outstanding holders of the debt securities;
•reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
•reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;
•modify any other aspect of the provisions of the indenture dealing with supplemental indentures with the consent of holders, waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
•change any obligation we have to pay additional amounts.
Changes Not Requiring Approval
The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, establishment of the form or terms of new securities of any series as will be permitted by the indenture and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.
Changes Requiring Majority Approval
Any other change to the indenture and the debt securities would require the following approval:
•if the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series; and
•if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.
In each case, the required approval must be given by written consent.
The holders of a majority in principal amount of a series of debt securities that will be issued under the indenture, voting together as one class for this purpose, may waive our compliance with some of the covenants applicable to that series of debt securities. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “— Changes Requiring Your Approval.”
Further Details Concerning Voting
When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:
•for original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default;
•for debt securities whose principal amount is not known (for example, because it is based on an index), we will use the principal face amount at original issuance or a special rule for that debt security described in the prospectus supplement; and
•for debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.
Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption or if we, any other obligor, or any of our affiliates, or any obligor own such debt securities. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “— Defeasance — Full Defeasance”.
We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. However, the record date may not be more than 30 days before the date of the first solicitation of holders to vote on or take such action. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within 11 months following the record date.
Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.
Defeasance
The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.
Covenant Defeasance
Under current U.S. federal tax law and the indenture, we will be able to make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance”. In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If we achieve covenant defeasance and your debt securities were subordinated as described under “— Indenture Provisions — Subordination” below, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit described in the first bullet below to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders. In order to achieve covenant defeasance, we must do the following:
•we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;
•we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if such covenant defeasance had not occurred;
•we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with;
•defeasance must not result in a breach or violation of, or result in a default under, of the indenture or any of our other material agreements or instruments, as applicable;
•no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and
•satisfy the conditions for covenant defeasance contained in any supplemental indentures.
If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be such a shortfall. However, there is no assurance that we would have sufficient funds to make payment of the shortfall.
Full Defeasance
If there is a change in U.S. federal tax law or we obtain or there has been published an IRS ruling, as described in the second bullet below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:
•we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;
•we must deliver to the trustee a legal opinion of our counsel confirming that there has been a change in current U.S. federal tax law or we obtain or there has been published an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if such defeasance had not occurred. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit;
•we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with;
•defeasance must not result in a breach or violation of, or constitute a default under, of the indenture or any of our other material agreements or instruments, as applicable;
•no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and
•satisfy the conditions for full defeasance contained in any supplemental indentures.
If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors, as applicable, if we ever became bankrupt or insolvent. If your debt securities were subordinated as described later under “— Indenture Provisions — Subordination”, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit referred to in the first bullet of the preceding paragraph to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders.
Form, Exchange and Transfer of Certificated Registered Securities
If registered debt securities cease to be issued in book-entry form, they will be issued:
•only in fully registered certificated form;
•without interest coupons; and
•unless we indicate otherwise in the prospectus supplement, in denominations of $1,000 and amounts that are multiples of $1,000.
Holders may exchange their certificated securities for debt securities of smaller denominations or combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed and as long as the denomination is greater than the minimum denomination for such securities.
Holders may exchange or transfer their certificated securities at the office of the trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourselves.
Holders will not be required to pay a service charge to transfer or exchange their certificated securities, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent, as applicable, is satisfied with the holder’s proof of legal ownership.
If we have designated additional transfer agents for your debt security, they will be named in the prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.
If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.
If a registered debt security is issued in book-entry form, only the depositary will be entitled to transfer and exchange the debt security as described in this subsection, since it will be the sole holder of the debt security.
Resignation of Trustee
Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series and has accepted such appointment. In the event that two or more persons will be acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.
Indenture Provisions — Subordination
Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent that the indenture will provide in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.
In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities, upon our dissolution, winding up, liquidation or reorganization before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.
By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities or the holders of any indenture securities that are not Senior Indebtedness. The indenture will provide that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.
Senior Indebtedness will be defined in the indenture as the principal of (and premium, if any) and unpaid interest on:
•our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed, that we have designated as “Senior Indebtedness” for purposes of the indenture and in accordance with the terms of the indenture (including any indenture securities designated as Senior Indebtedness), and
•renewals, extensions, modifications and refinancings of any of this indebtedness.
If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness and of our other Indebtedness outstanding as of a recent date.
Secured Indebtedness and Ranking
Certain of our indebtedness, including certain series of indenture securities, may be secured. The prospectus supplement for each series of indenture securities will describe the terms of any security interest for such series and will indicate the approximate amount of our secured indebtedness as of a recent date. Any unsecured indenture securities will effectively rank junior to any existing and future secured indebtedness, including any credit facilities or secured indenture securities, that we incur to the extent of the value of the assets securing such secured indebtedness. Our debt securities, whether secured or unsecured, will rank structurally junior to all existing and future indebtedness (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities, with respect to claims on the assets of any such subsidiaries, financing vehicles or similar facilities.
In the event of bankruptcy, liquidation, reorganization or other winding up, any of our assets that secure secured debt will be available to pay obligations on unsecured debt securities only after all indebtedness under such secured debt has been repaid in full from such assets. We advise you that there may not be sufficient assets remaining to pay amounts due on any or all unsecured debt securities then outstanding after fulfillment of this obligation. As a result, the holders of unsecured indenture securities may recover less, ratably, than holders of any of our secured indebtedness.
The Trustee under the Indenture
U.S. Bank Trust Company, National Association will serve as the trustee under the indenture.
Certain Considerations Relating to Foreign Currencies
Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.
Book-Entry Procedures
The Depository Trust Company (“DTC”) will act as securities depository for the debt securities. The debt securities will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully-registered certificate will be issued for the debt securities, in the aggregate principal amount of such issue, and will be deposited with DTC. If, however, the aggregate principal amount of any issue exceeds $500 million, one certificate will be issued with respect to each $500 million of principal amount, and an additional certificate will be issued with respect to any remaining principal amount of such issue.
DTC is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity, corporate and municipal debt issues, and money market instruments from over 100 countries that DTC’s participants (“Direct Participants”), deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly- owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”).
DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly (“Indirect Participants”). DTC has a Standard & Poor’s rating of AA+. The
DTC Rules applicable to its Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com.
Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security (the “Beneficial Owner”) is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.
To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co. or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.
Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.
Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.
Neither DTC nor Cede & Co. (nor any other DTC nominee) will consent or vote with respect to the debt securities unless authorized by a Direct Participant in accordance with DTC’s Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to us as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consent or voting rights to those Direct Participants to whose accounts the debt securities are credited on the record date (identified in a listing attached to the Omnibus Proxy).
Redemption proceeds, distributions, and interest payments on the debt securities will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC nor its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and interest payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.
DTC may discontinue providing its services as depository with respect to the debt securities at any time by giving reasonable notice to us or to the trustee. Under such circumstances, in the event that a successor depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.
The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.

Long Term Debt, Dividends and Covenants [Text Block]
Defeasance
The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.
Covenant Defeasance
Under current U.S. federal tax law and the indenture, we will be able to make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance”. In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If we achieve covenant defeasance and your debt securities were subordinated as described under “— Indenture Provisions — Subordination” below, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit described in the first bullet below to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders. In order to achieve covenant defeasance, we must do the following:
•we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;
•we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if such covenant defeasance had not occurred;
•we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with;
•defeasance must not result in a breach or violation of, or result in a default under, of the indenture or any of our other material agreements or instruments, as applicable;
•no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and
•satisfy the conditions for covenant defeasance contained in any supplemental indentures.
If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be such a shortfall. However, there is no assurance that we would have sufficient funds to make payment of the shortfall.
Full Defeasance
If there is a change in U.S. federal tax law or we obtain or there has been published an IRS ruling, as described in the second bullet below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:
•we must deposit in trust for the benefit of all holders of a series of debt securities a combination of cash (in such currency in which such securities are then specified as payable at stated maturity) or government obligations applicable to such securities (determined on the basis of the currency in which such securities are then specified as payable at stated maturity) that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates and any mandatory sinking fund payments or analogous payments;
•we must deliver to the trustee a legal opinion of our counsel confirming that there has been a change in current U.S. federal tax law or we obtain or there has been published an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if such defeasance had not occurred. Under current U.S. federal tax law, the deposit and our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit;
•we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with;
•defeasance must not result in a breach or violation of, or constitute a default under, of the indenture or any of our other material agreements or instruments, as applicable;
•no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days; and
•satisfy the conditions for full defeasance contained in any supplemental indentures.
If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors, as applicable, if we ever became bankrupt or insolvent. If your debt securities were subordinated as described later under “— Indenture Provisions — Subordination”, such subordination would not prevent the trustee under the indenture from applying the funds available to it from the deposit referred to in the first bullet of the preceding paragraph to the payment of amounts due in respect of such debt securities for the benefit of the subordinated debt holders.

Long Term Debt, Issuance and Substitution [Text Block]
Issuance of Securities in Registered Form
We may issue the debt securities in registered form, in which case we may issue them either in book-entry form only or in “certificated” form. Debt securities issued in book-entry form will be represented by global securities. We expect that we will usually issue debt securities in book-entry only form represented by global securities.
Book-Entry Holders
We will issue registered debt securities in book-entry form only, unless we specify otherwise in the applicable prospectus supplement. This means debt securities will be represented by one or more global securities registered in the name of a depositary that will hold them on behalf of financial institutions that participate in the depositary’s book-entry system. These participating institutions, in turn, hold beneficial interests in the debt securities held by the depositary or its nominee. These institutions may hold these interests on behalf of themselves or customers.
Under the indenture, only the person in whose name a debt security will be registered will be recognized as the holder of that debt security. Consequently, for debt securities issued in book-entry form, we will recognize only the depositary as the holder of the debt securities and we will make all payments on the debt securities to the depositary. The depositary will then pass along the payments it receives to its participants, which in turn will pass the payments along to their customers who are the beneficial owners. The depositary and its participants do so under agreements they have made with one another or with their customers; they are not obligated to do so under the terms of the debt securities.
As a result, investors will not own debt securities directly. Instead, they will own beneficial interests in a global security, through a bank, broker or other financial institution that participates in the depositary’s book-entry system or holds an interest through a participant. As long as the debt securities are represented by one or more global securities, investors will be indirect holders, and not holders, of the debt securities.
Street Name Holders
In the future, we may issue debt securities in certificated form or terminate a global security. In these cases, investors may choose to hold their debt securities in their own names or in “street name.” Debt securities held in street name are registered in the name of a bank, broker or other financial institution chosen by the investor, and the investor would hold a beneficial interest in those debt securities through the account he or she maintains at that institution.
For debt securities held in street name, we will recognize only the intermediary banks, brokers and other financial institutions in whose names the debt securities are registered as the holders of those debt securities, and we will make all payments on those debt securities to them. These institutions will pass along the payments they receive to their customers who are the beneficial owners, but only because they agree to do so in their customer agreements or because they are legally required to do so. Investors who hold debt securities in street name will be indirect holders, and not holders, of the debt securities.
Legal Holders
Our obligations, as well as the obligations of the applicable trustee and those of any third parties employed by us or the applicable trustee, run only to the legal holders of the debt securities. We do not have obligations to investors who hold beneficial interests in global securities, in street name or by any other indirect means. This will be the case whether an investor chooses to be an indirect holder of a debt security or has no choice because we are issuing the debt securities only in book-entry form.
For example, once we make a payment or give a notice to the holder, we have no further responsibility for the payment or notice even if that holder is required, under agreements with depositary participants or customers or by law, to pass it along to the indirect holders but does not do so. Similarly, if we want to obtain the approval of the holders for any purpose (for example, to amend an indenture or to relieve us of the consequences of a default or of our obligation to comply with a particular provision of an indenture), we would seek the approval only from the holders, and not the indirect holders, of the debt securities. Whether and how the holders contact the indirect holders is up to the holders.
When we refer to you in this Description of Debt Securities, we mean those who invest in the debt securities being offered by this prospectus, whether they are the holders or only indirect holders of those debt securities. When we refer to your debt securities, we mean the debt securities in which you hold a direct or indirect interest.
Special Considerations for Indirect Holders
If you hold debt securities through a bank, broker or other financial institution, either in book-entry form or in street name, we urge you to check with that institution to find out:
•how it handles securities payments and notices;
•whether it imposes fees or charges;
•how it would handle a request for the holders’ consent, if ever required;
•whether and how you can instruct it to send you debt securities registered in your own name so you can be a holder, if that is permitted in the future for a particular series of debt securities;
•how it would exercise rights under the debt securities if there were a default or other event triggering the need for holders to act to protect their interests; and
•if the debt securities are in book-entry form, how the depositary’s rules and procedures will affect these matters.

Other Securities [Table Text Block]
DESCRIPTION OF SUBSCRIPTION RIGHTS
General
We may issue subscription rights to our shareholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our shareholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our shareholders on the record date that we set for receiving subscription rights in such subscription rights offering. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any subscription rights offering.
The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:
•the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);
•the title of such subscription rights;
•the exercise price for such subscription rights (or method of calculation thereof);
•the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);
•the number of such subscription rights issued to each shareholder;
•the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;
•if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;
•the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);
•the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
•any termination right we may have in connection with such subscription rights offering; and
•any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.
Exercise Of Subscription Rights
Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.
Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.
Dilutive Effects
Any shareholder who chooses not to participate in a rights offering should expect to own a smaller interest in us upon completion of such rights offering. Any rights offering will dilute the ownership interest and voting power of shareholders who do not fully exercise their subscription rights. Further, because the net proceeds per share from any rights offering may be lower than our current NAV per share, the rights offering may reduce our NAV per share. The amount of dilution that a shareholder will experience could be substantial, particularly to the extent we engage in multiple rights offerings within a limited time period. In addition, the market price of our common stock could be adversely affected while a rights offering is ongoing as a result of the possibility that a significant number of additional shares may be issued upon completion of such rights offering. All of our shareholders will also indirectly bear the expenses associated with any rights offering we may conduct, regardless of whether they elect to exercise any rights.
DESCRIPTION OF WARRANTS
The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any warrants offering.
We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with shares of common stock, preferred stock or debt securities and may be attached or separate from such shares of common stock, preferred stock or debt securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.
A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:
•the title of such warrants;
•the aggregate number of such warrants;
•the price or prices at which such warrants will be issued;
•the currency or currencies, including composite currencies, in which the price of such warrants may be payable;
•if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;
•in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;
•in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;
•the date on which the right to exercise such warrants shall commence and the date on which such right will expire;
•whether such warrants will be issued in registered form or bearer form;
•if applicable, the minimum or maximum amount of such warrants which may be exercised at any one time;
•if applicable, the number of such warrants issued with each share of common stock;
•if applicable, the date on and after which such warrants and the related shares of common stock will be separately transferable;
•information with respect to book-entry procedures, if any;
•if applicable, a discussion of certain U.S. federal income tax considerations; and
•any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.
We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.
Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive dividends, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.
Under the 1940 Act, we may generally only offer warrants provided that (1) the warrants expire by their terms within ten years; (2) the exercise or conversion price is not less than the current market value at the date of issuance; (3) our shareholders authorize the proposal to issue such warrants, and our board of directors approves such issuance on the basis that the issuance is in the best interests of us and our shareholders; and (4) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants at the time of issuance may not exceed 25.0% of our outstanding voting securities.

Business And Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to our business and structure.
•We depend upon the senior management of Churchill for our success, and upon its access to the investment professionals of Nuveen and its affiliates.
•There may be conflicts related to obligations that senior investment professionals of Churchill and members of its investment committee have to other clients. There may be conflicts related to the investment and related activities of TIAA, Nuveen and Churchill.
•The recommendations given to us by Churchill may differ from those rendered to its other clients.
•Our management and incentive fee structure may create incentives for Churchill and certain of its investment professionals that are not fully aligned with the interests of our shareholders.
•Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
•We will be subject to U.S. federal income tax at corporate rates if we are unable to qualify or maintain qualification as a RIC under Subchapter M of the Code.
•Regulations governing our operation as a BDC affect our ability to and the way in which we raise additional capital.
•We are exposed to risks associated with changes in interest rates.
•Many of our portfolio investments will be recorded at fair value as determined in good faith by the Adviser, and, as a result, there may be uncertainty as to the value of our portfolio investments.
•We may experience fluctuations in our quarterly operating results.
•Global economic, political and market conditions may adversely affect our business or cause us to alter our business strategy.
•We are currently operating in a period of significant market disruption and economic uncertainty, which may have a negative impact on our business, financial condition and operations.
•New or modified laws or regulations governing our operations could adversely affect our business.
•The failure of cybersecurity protection systems, as well as the occurrence of events unanticipated in our disaster recovery systems and management continuity planning, could impair our ability to conduct business effectively.
Operations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to our operations.
•Economic recessions or downturns could impair our portfolio companies and harm our operating results.
•We intend to invest in middle market, privately owned companies, which may present a greater risk of loss than loans to larger companies.
•We may be subject to risks associated with our investments in Senior Loans, unitranche secured loans and securities, junior debt securities, “covenant-lite” loans and equity-related securities.
•The lack of liquidity in our investments may adversely affect our business.
•Defaults by our portfolio companies will harm our operating results.

Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to an investment in our shares.
•Purchases of our shares of common stock by us under the Company’s share repurchase program may result in the price of our shares of common stock being higher than the price might otherwise exist in the open market and may result in dilution in our NAV per share.
•Sales of substantial amounts of our common stock in the public market may have an adverse effect on the market price of our common stock.

Subscription Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount									$ 0	$ 34,000,000	$ 17,500,000
Senior Securities Coverage per Unit									$ 1,744	$ 1,912	$ 1,820
Preferred Stock Liquidating Preference									$ 0	$ 0	$ 0
Senior Securities Headings, Note [Text Block]		The Subscription Facility expired on September 8, 2023.
Wells Fargo Financing Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 95,000,000			$ 231,000,000	$ 111,300,000	$ 231,600,000	$ 146,135,000	$ 118,435,000
Senior Securities Coverage per Unit					$ 1,899			$ 1,786	$ 1,744	$ 1,912	$ 1,820	$ 1,552
Preferred Stock Liquidating Preference					$ 0			$ 0	$ 0	$ 0	$ 0	$ 0
SMBC Financing Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 122,500,000			$ 37,377,000	$ 252,147,000	$ 144,447,000	$ 28,547,000
Senior Securities Coverage per Unit					$ 1,899			$ 1,786	$ 1,744	$ 1,912	$ 1,820
Preferred Stock Liquidating Preference					$ 0			$ 0	$ 0	$ 0	$ 0
CLO-I [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 342,000,000			$ 342,000,000	$ 342,000,000
Senior Securities Coverage per Unit					$ 1,899			$ 1,786	$ 1,744
Preferred Stock Liquidating Preference					$ 0			$ 0	$ 0
CLO-II [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 214,714,000			$ 215,000,000
Senior Securities Coverage per Unit					$ 1,899			$ 1,786
Preferred Stock Liquidating Preference					$ 0			$ 0
CLO-III [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 215,000,000
Senior Securities Coverage per Unit					$ 1,899
Preferred Stock Liquidating Preference					$ 0
Revolving Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 112,750,000			$ 126,500,000
Senior Securities Coverage per Unit					$ 1,899			$ 1,786
Preferred Stock Liquidating Preference					$ 0			$ 0
Subscription Rights [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]		SUBSCRIPTION RIGHTS
Other Security, Description [Text Block]
General
We may issue subscription rights to our shareholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to our shareholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our shareholders on the record date that we set for receiving subscription rights in such subscription rights offering. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any subscription rights offering.
The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:
•the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);
•the title of such subscription rights;
•the exercise price for such subscription rights (or method of calculation thereof);
•the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);
•the number of such subscription rights issued to each shareholder;
•the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;
•if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;
•the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);
•the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
•any termination right we may have in connection with such subscription rights offering; and
•any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.
Exercise Of Subscription Rights
Each subscription right would entitle the holder of the subscription right to purchase for cash such amount of shares of common stock at such exercise price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.
Subscription rights may be exercised as set forth in the prospectus supplement relating to the subscription rights offered thereby. Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.
Dilutive Effects
Any shareholder who chooses not to participate in a rights offering should expect to own a smaller interest in us upon completion of such rights offering. Any rights offering will dilute the ownership interest and voting power of shareholders who do not fully exercise their subscription rights. Further, because the net proceeds per share from any rights offering may be lower than our current NAV per share, the rights offering may reduce our NAV per share. The amount of dilution that a shareholder will experience could be substantial, particularly to the extent we engage in multiple rights offerings within a limited time period. In addition, the market price of our common stock could be adversely affected while a rights offering is ongoing as a result of the possibility that a significant number of additional shares may be issued upon completion of such rights offering. All of our shareholders will also indirectly bear the expenses associated with any rights offering we may conduct, regardless of whether they elect to exercise any rights.

Warrant [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]		WARRANTS
Other Security, Description [Text Block]
The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any warrants offering.
We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with shares of common stock, preferred stock or debt securities and may be attached or separate from such shares of common stock, preferred stock or debt securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.
A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:
•the title of such warrants;
•the aggregate number of such warrants;
•the price or prices at which such warrants will be issued;
•the currency or currencies, including composite currencies, in which the price of such warrants may be payable;
•if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;
•in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;
•in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;
•the date on which the right to exercise such warrants shall commence and the date on which such right will expire;
•whether such warrants will be issued in registered form or bearer form;
•if applicable, the minimum or maximum amount of such warrants which may be exercised at any one time;
•if applicable, the number of such warrants issued with each share of common stock;
•if applicable, the date on and after which such warrants and the related shares of common stock will be separately transferable;
•information with respect to book-entry procedures, if any;
•if applicable, a discussion of certain U.S. federal income tax considerations; and
•any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.
We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.
Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive dividends, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.
Under the 1940 Act, we may generally only offer warrants provided that (1) the warrants expire by their terms within ten years; (2) the exercise or conversion price is not less than the current market value at the date of issuance; (3) our shareholders authorize the proposal to issue such warrants, and our board of directors approves such issuance on the basis that the issuance is in the best interests of us and our shareholders; and (4) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants at the time of issuance may not exceed 25.0% of our outstanding voting securities.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		Distributions may be paid to our shareholders if, as and when authorized by our Board and declared by us out of assets legally available therefor.
Security Voting Rights [Text Block]		Each Share is entitled to one vote on all matters submitted to a vote of shareholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our Shares will possess exclusive voting power.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each Share would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Our Shares have no preemptive, conversion or redemption rights and may not be transferred without the consent of the Adviser, and may not be transferred if restricted by federal and state securities laws or otherwise by contract.
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		500,000,000
Outstanding Security, Held [Shares]		0